Green CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments
5/31/2023

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (91.60%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,752,531

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	1,858,626

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	354,456	342,197

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,269,982

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	823,810
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	508,096

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.000%, 06/01/2044	1,500,000	1,590,899
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	500,000	513,615

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,092,782

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	2,050,000	2,131,223
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	163,805

EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 09/01/2023	975,000	979,607

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,746,076

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency, 5.000%, 08/15/2023	1,000,000	1,002,840

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 07/01/2023	1,500,000	1,501,872
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	512,479

LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,505,898

MILPITAS UNIFIED SCHOOL DISTRICT/CA
Milpitas Unified School District/CA, 3.000%, 08/01/2034	2,000,000	1,922,024

PENINSULA CORRIDOR JOINT POWERS BOARD/CA
Peninsula Corridor Joint Powers Board/CA, 5.000%, 06/01/2036	200,000	228,067

PORT OF LOS ANGELES
Port of Los Angeles, 4.000%, 08/01/2023	290,000	290,318

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	525,000	531,625

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 4.000%, 08/01/2034	2,300,000	2,490,660
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	645,000	671,823

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	1,170,000	1,206,940
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	680,000	706,254

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,659,302

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	2,000,000	1,968,375

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,037,629

STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	894,738

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	336,155

UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 05/15/2029	925,000	941,677

WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	964,106

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	3,595,000	2,906,884

Total Municipal Bonds (Cost $40,719,085)		40,052,915

Variable Rate Demand Notes* (7.55%)

LOS ANGELES DEPARTMENT OF WATER & POWER WATER SYSTEM REVENUE
Los Angeles Department of Water & Power Water System Revenue, 2.850%, 07/01/2045*,**,***	1,000,000	1,000,000

ORANGE COUNTY WATER DISTRICT
Orange County Water District, 2.800%, 08/01/2042*,**,***	1,700,000	1,700,000

REGENTS OF THE UNIVERSITY OF CALIFORNIA MEDICAL CENTER POOLED REVENUE
Regents of the University of California Medical Center Pooled Revenue, 2.950%, 05/15/2045*,**,***	600,000	600,000

Total Variable Rate Demand Notes (Cost $3,300,000)		3,300,000

Total Investments (Cost $44,019,085) (99.15%)		$43,352,915
Other Net Assets (0.85%)		371,529
Net Assets (100.00%)		$43,724,444

* Stated maturity reflects next reset date.

** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

*** Rate Effective as of May 31, 2023

NASDAQ 100 INDEX FUND
Portfolio of Investments
5/31/2023

Security Description	Shares	Value
Common Stock (97.95%)

Communications (26.48%)
Internet (22.14%)
Airbnb Inc*	32,322	$3,547,986
Alphabet Inc - Class A*	371,787	45,681,469
Alphabet Inc - Class C*	365,507	45,092,599
Amazon.com Inc*,(a)	627,588	75,674,561
Booking Holdings Inc*	2,991	7,503,731
eBay Inc	42,805	1,820,925
JD.com Inc	38,319	1,249,199
MercadoLibre Inc*	3,967	4,915,113
Meta Platforms Inc*,(a)	176,842	46,813,614
Netflix Inc*	35,383	13,984,423
Palo Alto Networks Inc*	24,042	5,130,322
PDD Holdings Inc*	47,042	3,072,783
		254,486,725
Media (1.78%)
Charter Communications Inc*	12,279	4,004,796
Comcast Corp	334,226	13,151,793
Sirius XM Holdings Inc	306,791	1,092,176
Warner Bros Discovery Inc*	191,554	2,160,729
		20,409,494
Telecommunications (2.56%)
Cisco Systems Inc	325,423	16,163,760
T-Mobile US Inc*	96,883	13,297,192
		29,460,952

Total Communications		304,357,171

Consumer, Cyclical (8.37%)
Copart Inc*	37,568	3,290,581
Costco Wholesale Corp	35,255	18,035,048
Dollar Tree Inc*	17,447	2,353,251
Fastenal Co	45,179	2,432,889
Lucid Group Inc*	141,385	1,097,148
Lululemon Athletica Inc*	9,647	3,202,129
Marriott International Inc	24,354	4,086,358
O’Reilly Automotive Inc*	4,936	4,458,738
PACCAR Inc	41,148	2,830,159
Rivian Automotive Inc*	72,028	1,060,972
Ross Stores Inc	27,376	2,836,701
Starbucks Corp	91,314	8,915,899
Tesla Inc*	193,783	39,518,167
Walgreens Boots Alliance Inc	68,217	2,071,750
Total Consumer, Cyclical		96,189,790

Consumer, Non-Cyclical (10.82%)
Align Technology Inc*	6,161	1,741,468
Amgen Inc	42,425	9,361,076
AstraZeneca PLC	47,652	3,482,408
Automatic Data Processing Inc	32,921	6,880,160
Biogen Inc*	11,479	3,402,490
Cintas Corp	8,010	3,781,841
CoStar Group Inc*	32,152	2,552,869
Dexcom Inc*	30,468	3,572,678
Gilead Sciences Inc	98,936	7,612,136
IDEXX Laboratories Inc*	6,532	3,035,878
Illumina Inc*	12,408	2,440,033
Intuitive Surgical Inc*	27,875	8,581,040
Keurig Dr Pepper Inc	111,715	3,476,571
The Kraft Heinz Co	96,623	3,692,931
Moderna Inc*	30,695	3,920,058
Mondelez International Inc	108,318	7,951,624
Monster Beverage Corp*	82,907	4,860,008
PayPal Holdings Inc*	89,926	5,574,513
PepsiCo Inc	109,426	19,953,831
Regeneron Pharmaceuticals Inc*	8,541	6,282,418
Seagen Inc*	14,840	2,904,188
Verisk Analytics Inc	12,336	2,702,941
Vertex Pharmaceuticals Inc*	20,426	6,609,241
Total Consumer, Non-Cyclical		124,372,401

Energy (0.51%)
Baker Hughes Co	80,343	2,189,347
Diamondback Energy Inc	14,586	1,854,610
Enphase Energy Inc*	10,721	1,864,167
Total Energy		5,908,124

Industrial (1.56%)
CSX Corp	165,840	5,086,313
Honeywell International Inc	53,033	10,161,123
Old Dominion Freight Line Inc	8,714	2,705,174
Total Industrial		17,952,610

Technology (49.21%)
Computers (12.99%)
Apple Inc(a)	779,373	138,143,864
Cognizant Technology Solutions Corp	40,538	2,533,220
Crowdstrike Holdings Inc*	17,217	2,756,958
Fortinet Inc*	62,296	4,256,686
Zscaler Inc*	12,027	1,629,416
		149,320,144

Semiconductors (17.49%)
Advanced Micro Devices Inc*	128,028	15,134,190
Analog Devices Inc	40,173	7,138,340
Applied Materials Inc	67,146	8,950,562
ASML Holding NV	6,968	5,037,376
Broadcom Inc	33,125	26,763,675
GLOBALFOUNDRIES Inc*	42,995	2,507,898
Intel Corp	328,695	10,334,171
KLA Corp	11,178	4,951,742
Lam Research Corp	10,757	6,633,842
Marvell Technology Inc	67,254	3,933,686
Microchip Technology Inc	43,385	3,265,155
Micron Technology Inc	86,696	5,912,667
NVIDIA Corp	196,247	74,248,090
NXP Semiconductors NV	20,440	3,660,804
QUALCOMM Inc	88,425	10,028,279
Texas Instruments Inc	72,000	12,519,360
		201,019,837
Software (18.73%)
Activision Blizzard Inc*	62,312	4,997,422
Adobe Inc*	36,373	15,196,276
ANSYS Inc*	6,871	2,223,387
Atlassian Corp*	11,695	2,114,339
Autodesk Inc*	17,027	3,395,014
Cadence Design Systems Inc*	21,638	4,996,431
Datadog Inc*	23,035	2,186,252
Electronic Arts Inc	21,777	2,787,456
Fiserv Inc*	50,091	5,619,709
Intuit Inc	22,290	9,342,185
Microsoft Corp	453,997	149,088,075
Paychex Inc	28,428	2,982,950
Synopsys Inc*	12,061	5,487,273
Workday Inc*	16,208	3,435,934
Zoom Video Communications Inc*	19,376	1,300,711
		215,153,414

Total Technology		565,493,395

Utilities (1.00%)
American Electric Power Co Inc	40,534	3,369,186
Constellation Energy Corp	25,793	2,167,128
Exelon Corp	78,387	3,108,045
Xcel Energy Inc	43,686	2,852,259
Total Utilities		11,496,618

Total Common Stock (Cost $455,685,802)		1,125,770,109

United States Treasury Bills (2.03%)
United States Treasury Bill	23,500,000	23,346,004

Total Investments (Cost $479,031,805) (99.98%)		$1,149,116,113
Other Net Assets (0.02%)		180,360
Net Assets (100.00%)		$1,149,296,473

* Non-income producing security.

(a) A portion of these securities, a total of $71,870,507, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2023:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
88 / Jun 2023 / Long / CME	$23,731,480	$25,168,880	$1,437,400

SHELTON EQUITY INCOME FUND
Portfolio of Investments
5/31/2023

Security Description	Shares	Value
Common Stock (87.70%)

Basic Materials (1.45%)
CF Industries Holdings Inc(a)	51,500	$3,167,765
Dow Inc(a)	10,600	517,068
Linde PLC(a)	2,700	954,882
Newmont Corp(a)	34,200	1,386,810
Nucor Corp(a)	6,700	884,802
Total Basic Materials		6,911,327

Communications (10.17%)
Alphabet Inc - Class A*,(a)	30,300	3,722,961
Alphabet Inc - Class C*,(a)	30,300	3,738,111
Amazon.com Inc*,(a)	64,800	7,813,584
AT&T Inc(a)	261,900	4,119,687
Booking Holdings Inc*,(a)	1,700	4,264,909
Cisco Systems Inc,(a)	109,900	5,458,733
Comcast Corp(a)	136,800	5,383,080
eBay Inc(a)	8,000	340,320
Meta Platforms Inc*,(a)	12,000	3,176,640
T-Mobile US Inc*,(a)	24,800	3,403,800
Verizon Communications Inc(a)	92,300	3,288,649
The Walt Disney Co*,(a)	38,100	3,351,276
Warner Bros Discovery Inc*,(a)	30,191	340,554
Total Communications		48,402,304

Consumer, Cyclical (9.73%)
Amerityre Corp*,(a)	20,000,000	720,000
AutoZone Inc*,(a)	1,500	3,580,260
Costco Wholesale Corp(a)	21,300	10,896,228
DR Horton Inc(a)	2,000	213,680
Ford Motor Co(a)	34,000	408,000
Hilton Worldwide Holdings Inc(a)	10,000	1,361,200
Lowe’s Cos Inc(a)	16,000	3,218,080
NIKE Inc(a)	20,100	2,115,726
O’Reilly Automotive Inc*,(a)	6,400	5,781,184
PACCAR Inc(a)	10,500	722,190
Southwest Airlines Co(a)	33,900	1,012,593
Starbucks Corp(a)	35,300	3,446,692
Target Corp(a)	11,500	1,505,695
The TJX Cos Inc(a)	41,000	3,148,390
Ulta Beauty Inc*,(a)	8,900	3,647,487
Walmart Inc(a)	30,700	4,508,909
Total Consumer, Cyclical		46,286,314

Consumer, Non-Cyclical (17.13%)
Abbott Laboratories(a)	22,700	2,315,400
AbbVie Inc(a)	28,500	3,931,860
AmerisourceBergen Corp(a)	9,000	1,531,350
Amgen Inc(a)	18,000	3,971,700
Archer-Daniels-Midland Co(a)	16,000	1,130,400
Biogen Inc*(a)	4,000	1,185,640
Bristol-Myers Squibb Co(a)	47,100	3,035,124
Centene Corp*,(a)	30,000	1,872,300
The Coca-Cola Co(a)	75,100	4,480,466
Conagra Brands Inc(a)	77,200	2,691,964
CVS Health Corp(a)	48,700	3,313,061
Eli Lilly & Co(a)	12,900	5,540,034
Gartner Inc*,(a)	6,600	2,262,876
Gilead Sciences Inc(a)	39,800	3,062,212
HCA Healthcare Inc(a)	14,800	3,910,012
Johnson & Johnson(a)	58,100	9,008,986
Merck & Co Inc(a)	11,000	1,214,510
PayPal Holdings Inc*,(a)	40,100	2,485,799
Pfizer Inc(a)	169,900	6,459,598
The Procter & Gamble Co(a)	40,800	5,814,000
Sprouts Farmers Market Inc*,(a)	30,000	1,036,800
UnitedHealth Group Inc(a)	23,000	11,206,520
Total Consumer, Non-Cyclical		81,460,612

Energy (4.25%)
Chevron Corp(a)	23,000	3,464,260
ConocoPhillips(a)	36,600	3,634,380
Devon Energy Corp(a)	81,000	3,734,100
Exxon Mobil Corp(a)	80,100	8,184,618
Schlumberger NV(a)	28,500	1,220,655
Total Energy		20,238,013

Financial (14.16%)
Banks (2.45%)(a)
Bank of America Corp(a)	58,000	1,611,820
Citigroup Inc(a)	16,800	744,576
The Goldman Sachs Group Inc(a)	3,200	1,036,480
JPMorgan Chase & Co(a)	47,200	6,405,512
Morgan Stanley(a)	10,000	817,600
Wells Fargo & Co(a)	26,500	1,054,965
		11,670,953
Diversified Financial Service (5.98%)
American Express Co(a)	24,600	3,900,576
The Charles Schwab Corp(a)	103,000	5,427,070
Intercontinental Exchange Inc(a)	44,300	4,693,585
Mastercard Inc(a)	24,200	8,833,484
Visa Inc(a)	25,200	5,569,956
		28,424,671
Insurance (3.52%)
Aflac Inc(a)	28,000	1,797,880
Aon PLC(a)	16,300	5,025,127
Berkshire Hathaway Inc*,(a)	25,000	8,027,000
Marsh & McLennan Cos Inc(a)	11,100	1,922,298
		16,772,305

Real Estate (2.21%)
American Tower Corp(a)	10,300	1,899,732
CBRE Group Inc*,(a)	21,400	1,603,288
Extra Space Storage Inc(a)	27,600	3,981,852
Iron Mountain Inc(a)	56,900	3,039,598
		10,524,470

Total Financial		67,392,399

Industrial (7.84%)
The Boeing Co*,(a)	14,200	2,920,940
Caterpillar Inc(a)	6,400	1,316,800
Deere & Co(a)	2,200	761,156
General Dynamics Corp(a)	35,000	7,146,300
Lockheed Martin Corp(a)	23,000	10,212,230
Packaging Corp of America(a)	22,700	2,815,481
Raytheon Technologies Corp(a)	47,500	4,376,650
Union Pacific Corp(a)	17,800	3,426,856
United Parcel Service Inc(a)	22,300	3,724,100
Westrock Co(a)	21,200	593,812
Total Industrial		37,294,325

Technology (20.53%)
Accenture PLC(a)	23,200	7,097,344
Adobe Inc*,(a)	19,100	7,979,789
Apple Inc(a)	80,900	14,339,525
Applied Materials Inc(a)	27,000	3,599,100
Broadcom Inc(a)	13,500	10,907,460
Cadence Design Systems Inc*,(a)	9,600	2,216,736
Fortinet Inc*,(a)	31,700	2,166,061
Hewlett Packard Enterprise Co(a)	137,100	1,976,982
Intel Corp(a)	85,600	2,691,264
Intuit Inc(a)	11,400	4,777,968
Jack Henry & Associates Inc(a)	12,500	1,911,125
Microchip Technology Inc(a)	27,800	2,092,228
Microsoft Corp(a)	18,900	6,206,571
NetApp Inc(a)	54,300	3,602,805
NVIDIA Corp(a)	11,400	4,313,076
ON Semiconductor Corp*,(a)	27,300	2,282,280
Oracle Corp(a)	37,600	3,983,344
QUALCOMM Inc(a)	17,000	1,927,970
Salesforce Inc*,(a)	13,300	2,970,954
Seagate Technology Holdings PLC(a)	33,000	1,983,300
ServiceNow Inc*,(a)	4,400	2,397,032
Texas Instruments Inc(a)	36,000	6,259,680
Total Technology		97,682,594

Utilities (2.44%)
American Water Works Co Inc(a)	26,200	3,784,590
Dominion Energy Inc(a)	10,400	522,912
Duke Energy Corp(a)	9,000	803,610
NextEra Energy Inc(a)	39,000	2,864,940
Public Service Enterprise Group Inc(a)	15,800	944,050
The Southern Co(a)	38,700	2,699,325
Total Utilities		11,619,427

Total Common Stock (Cost $434,880,261)		417,287,315

United States Treasury Bills (13.03%)
United States Treasury Bill	62,400,000	61,988,738

Total Investments (Cost $496,868,999) (100.71%)		$479,276,053
Liabilities in Excess of Other Assets (-0.71%)		(3,402,290)
Net Assets (100.00%)		$475,873,763

* Non-income producing security.

(a) A portion of these securities, a total of $416,567,345, have been pledged or segregated in connection with written options.

Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	6/16/2023	(120)	115.000000	1,380,000	(240)
AbbVie Inc	6/16/2023	(231)	155.000000	3,580,500	(1,155)
Accenture PLC	6/16/2023	(134)	285.000000	3,819,000	(314,498)
Adobe Inc	6/16/2023	(25)	385.000000	962,500	(97,650)
Adobe Inc	6/16/2023	(60)	355.000000	2,130,000	(369,780)
Aflac Inc	6/16/2023	(140)	67.500000	945,000	(2,100)
Alphabet Inc	7/21/2023	(86)	130.000000	1,118,000	(21,500)
Alphabet Inc	7/21/2023	(86)	130.000000	1,118,000	(23,306)
Amazon.com Inc	6/16/2023	(220)	120.000000	2,640,000	(82,940)
Amazon.com Inc	6/16/2023	(175)	115.000000	2,012,500	(126,875)
American Express Co	6/16/2023	(60)	165.000000	990,000	(6,000)
American Express Co	6/16/2023	(66)	160.000000	1,056,000	(19,536)
American Tower Corp	6/16/2023	(48)	210.000000	1,008,000	(576)
American Water Works Co Inc	7/21/2023	(230)	155.000000	3,565,000	(68,425)
AmerisourceBergen Corp	6/16/2023	(15)	175.000000	262,500	(705)
Amgen Inc	6/16/2023	(40)	245.000000	980,000	(480)
Amgen Inc	6/16/2023	(56)	240.000000	1,344,000	(1,176)
Aon PLC	6/16/2023	(45)	340.000000	1,530,000	(1,800)
Apple Inc	6/16/2023	(40)	175.000000	700,000	(21,600)
Apple Inc	6/16/2023	(441)	170.000000	7,497,000	(392,490)
Applied Materials Inc	6/16/2023	(165)	125.000000	2,062,500	(165,000)
Archer-Daniels-Midland Co	6/16/2023	(50)	77.500000	387,500	(500)
AT&T Inc	7/21/2023	(1,000)	18.000000	1,800,000	(5,000)
AutoZone Inc	6/16/2023	(7)	2850.000000	1,995,000	(315)
Bank of America Corp	6/16/2023	(300)	28.000000	840,000	(15,600)
Berkshire Hathaway Inc	6/16/2023	(175)	330.000000	5,775,000	(23,975)
Biogen Inc	6/16/2023	(20)	300.000000	600,000	(14,400)
The Boeing Co	6/16/2023	(85)	220.000000	1,870,000	(7,140)
Booking Holdings Inc	6/16/2023	(9)	2800.000000	2,520,000	(2,250)
Bristol-Myers Squibb Co	6/16/2023	(315)	70.000000	2,205,000	(945)
Broadcom Inc	6/16/2023	(16)	680.000000	1,088,000	(214,560)
Broadcom Inc	6/16/2023	(35)	660.000000	2,310,000	(526,750)
Cadence Design Systems Inc	6/16/2023	(45)	220.000000	990,000	(54,000)
Caterpillar Inc	6/16/2023	(20)	220.000000	440,000	(1,560)

CBRE Group Inc	6/16/2023	(40)	75.000000	300,000	(6,400)
Centene Corp	7/21/2023	(70)	70.000000	490,000	(2,800)
CF Industries Holdings Inc	6/16/2023	(181)	75.000000	1,357,500	(1,629)
The Charles Schwab Corp	6/16/2023	(160)	52.500000	840,000	(31,680)
Chevron Corp	6/16/2023	(100)	165.000000	1,650,000	(2,300)
Cisco Systems Inc	6/16/2023	(575)	50.000000	2,875,000	(43,700)
Citigroup Inc	6/16/2023	(90)	47.500000	427,500	(1,350)
The Coca-Cola Co	6/16/2023	(300)	65.000000	1,950,000	(900)
Comcast Corp	7/21/2023	(750)	42.500000	3,187,500	(20,250)
Conagra Brands Inc	6/16/2023	(47)	38.000000	178,600	(235)
Conagra Brands Inc	6/16/2023	(300)	37.000000	1,110,000	(1,500)
ConocoPhillips	7/21/2023	(166)	110.000000	1,826,000	(22,908)
Costco Wholesale Corp	6/16/2023	(75)	525.000000	3,937,500	(30,000)
CVS Health Corp	6/16/2023	(134)	72.500000	971,500	(2,814)
Deere & Co	6/16/2023	(7)	400.000000	280,000	(63)
Devon Energy Corp	6/16/2023	(100)	50.000000	500,000	(3,200)
Dominion Energy Inc	7/21/2023	(44)	52.500000	231,000	(3,740)
Dow Inc	7/21/2023	(46)	52.500000	241,500	(2,760)
DR Horton Inc	7/21/2023	(20)	115.000000	230,000	(3,200)
Duke Energy Corp	7/21/2023	(30)	95.000000	285,000	(1,950)
eBay Inc	7/21/2023	(40)	47.500000	190,000	(1,080)
Eli Lilly & Co	7/21/2023	(50)	450.000000	2,250,000	(41,500)
Extra Space Storage Inc	7/21/2023	(188)	160.000000	3,008,000	(25,850)
Exxon Mobil Corp	6/16/2023	(230)	110.000000	2,530,000	(8,280)
Ford Motor Co	7/21/2023	(100)	13.000000	130,000	(2,600)
Fortinet Inc	6/16/2023	(150)	70.000000	1,050,000	(18,000)
Gartner Inc	6/16/2023	(33)	320.000000	1,056,000	(82,170)
General Dynamics Corp	6/16/2023	(22)	230.000000	506,000	(110)
General Dynamics Corp	6/16/2023	(160)	220.000000	3,520,000	(2,880)
Gilead Sciences Inc	6/16/2023	(200)	82.500000	1,650,000	(2,000)
The Goldman Sachs Group Inc	6/16/2023	(10)	330.000000	330,000	(4,000)
HCA Healthcare Inc	6/16/2023	(80)	285.000000	2,280,000	(2,800)
Hewlett Packard Enterprise Co	6/16/2023	(600)	15.000000	900,000	(10,800)
Hilton Worldwide Holdings Inc	6/16/2023	(45)	150.000000	675,000	(900)
Intel Corp	6/16/2023	(300)	35.000000	1,050,000	(8,400)
Intercontinental Exchange Inc	6/16/2023	(223)	110.000000	2,453,000	(12,265)
Intuit Inc	6/16/2023	(20)	470.000000	940,000	(2,140)
Intuit Inc	6/16/2023	(20)	460.000000	920,000	(2,600)
Iron Mountain Inc	6/16/2023	(100)	57.500000	575,000	(700)
Iron Mountain Inc	6/16/2023	(150)	55.000000	825,000	(6,000)
Jack Henry & Associates Inc	6/16/2023	(60)	165.000000	990,000	(8,550)
Johnson & Johnson	6/16/2023	(350)	165.000000	5,775,000	(3,500)
JPMorgan Chase & Co	6/16/2023	(150)	140.000000	2,100,000	(12,450)
Linde PLC	6/16/2023	(13)	380.000000	494,000	(910)
Lockheed Martin Corp	6/16/2023	(20)	495.000000	990,000	(300)
Lockheed Martin Corp	6/16/2023	(109)	470.000000	5,123,000	(9,810)
Lowe’s Cos Inc	6/16/2023	(110)	220.000000	2,420,000	(2,860)
Marsh & McLennan Cos Inc	6/16/2023	(55)	185.000000	1,017,500	(1,513)
Mastercard Inc	6/16/2023	(130)	390.000000	5,070,000	(6,110)
Merck & Co Inc	6/16/2023	(27)	120.000000	324,000	(270)
Meta Platforms Inc	6/16/2023	(40)	260.000000	1,040,000	(42,800)
Microchip Technology Inc	6/16/2023	(135)	80.000000	1,080,000	(13,500)
Microsoft Corp	7/21/2023	(80)	350.000000	2,800,000	(32,000)
Morgan Stanley	6/16/2023	(100)	85.000000	850,000	(6,100)
NetApp Inc	6/16/2023	(166)	67.500000	1,120,500	(28,552)
Newmont Corp	6/16/2023	(60)	47.500000	285,000	(360)
NextEra Energy Inc	7/21/2023	(113)	77.500000	875,750	(13,221)
NIKE Inc	6/16/2023	(60)	125.000000	750,000	(300)
Nucor Corp	6/16/2023	(32)	155.000000	496,000	(416)
NVIDIA Corp	6/16/2023	(40)	300.000000	1,200,000	(320,000)
ON Semiconductor Corp	6/16/2023	(70)	90.000000	630,000	(8,330)
ON Semiconductor Corp	6/16/2023	(130)	80.000000	1,040,000	(71,500)
Oracle Corp	6/16/2023	(307)	105.000000	3,223,500	(121,879)
O’Reilly Automotive Inc	6/16/2023	(30)	980.000000	2,940,000	(2,790)
O’Reilly Automotive Inc	6/16/2023	(10)	960.000000	960,000	(1,600)
PACCAR Inc	7/21/2023	(105)	75.000000	787,500	(6,825)
Packaging Corp of America	6/16/2023	(117)	140.000000	1,638,000	(3,803)
PayPal Holdings Inc	6/16/2023	(115)	67.500000	776,250	(5,405)
Pfizer Inc	6/16/2023	(104)	42.500000	442,000	(312)
Pfizer Inc	6/16/2023	(500)	40.000000	2,000,000	(11,000)
The Procter & Gamble Co	6/16/2023	(36)	160.000000	576,000	(108)
Public Service Enterprise Group Inc	6/16/2023	(80)	65.000000	520,000	(400)
QUALCOMM Inc	6/16/2023	(75)	110.000000	825,000	(42,000)
Raytheon Technologies Corp	6/16/2023	(29)	110.000000	319,000	(58)
Raytheon Technologies Corp	6/16/2023	(200)	100.000000	2,000,000	(1,400)
Salesforce Inc	6/16/2023	(30)	210.000000	630,000	(61,500)
Salesforce Inc	6/16/2023	(57)	200.000000	1,140,000	(159,600)
Schlumberger NV	6/16/2023	(100)	47.500000	475,000	(2,100)
Seagate Technology Holdings PLC	6/16/2023	(110)	65.000000	715,000	(3,740)
Seagate Technology Holdings PLC	6/16/2023	(110)	62.500000	687,500	(8,250)
ServiceNow Inc	6/16/2023	(22)	480.000000	1,056,000	(142,560)
The Southern Co	6/16/2023	(257)	75.000000	1,927,500	(1,285)
Southwest Airlines Co	7/21/2023	(139)	32.500000	451,750	(6,116)
Sprouts Farmers Market Inc	7/21/2023	(100)	38.000000	380,000	(3,000)
Starbucks Corp	7/21/2023	(80)	100.000000	800,000	(18,640)
Target Corp	6/16/2023	(30)	170.000000	510,000	(120)
Texas Instruments Inc	6/16/2023	(150)	180.000000	2,700,000	(23,250)
Texas Instruments Inc	6/16/2023	(100)	170.000000	1,700,000	(67,500)
The TJX Cos Inc	6/16/2023	(100)	80.000000	800,000	(2,800)
T-Mobile US Inc	6/16/2023	(128)	150.000000	1,920,000	(1,280)
Ulta Beauty Inc	6/16/2023	(30)	555.000000	1,665,000	(150)
Union Pacific Corp	6/16/2023	(80)	210.000000	1,680,000	(1,680)
United Parcel Service Inc	6/16/2023	(55)	185.000000	1,017,500	(275)
UnitedHealth Group Inc	6/16/2023	(100)	510.000000	5,100,000	(13,000)
Verizon Communications Inc	6/16/2023	(400)	39.000000	1,560,000	(1,200)
Visa Inc	6/16/2023	(40)	245.000000	980,000	(400)
Visa Inc	6/16/2023	(97)	240.000000	2,328,000	(1,843)
Walmart Inc	6/16/2023	(307)	155.000000	4,758,500	(3,684)
The Walt Disney Co	6/16/2023	(85)	95.000000	807,500	(2,550)
Warner Bros Discovery Inc	6/16/2023	(100)	12.500000	125,000	(1,500)
Wells Fargo & Co	7/21/2023	(135)	45.000000	607,500	(4,725)
Westrock Co	7/21/2023	(112)	30.000000	336,000	(6,160)
Total Written Call Options				203,563,350	(4,323,121)
(Premiums Received $2,681,398)

S&P 500 INDEX FUND
Portfolio of Investments
5/31/2023

Security Description	Shares	Value
Common Stock (98.99%)

Basic Materials (1.94%)
Air Products and Chemicals Inc	1,404	$377,873
Albemarle Corp	729	141,083
Celanese Corp	614	63,868
CF Industries Holdings Inc	1,316	80,947
Dow Inc	4,596	224,193
DuPont de Nemours Inc	2,822	189,610
Eastman Chemical Co	893	68,841
Ecolab Inc	1,564	258,138
FMC Corp	795	82,744
Freeport-McMoRan Inc	9,035	310,262
International Flavors & Fragrances Inc	1,613	124,669
International Paper Co	2,339	68,860
Linde PLC	3,070	1,085,736
LyondellBasell Industries NV	1,667	142,595
The Mosaic Co	2,068	66,093
Newmont Corp	5,010	203,156
Nucor Corp	1,595	210,636
PPG Industries Inc	1,558	204,550
The Sherwin-Williams Co	1,452	330,737
Total Basic Materials		4,234,591

Communications (12.95%)
Alphabet Inc - Class A*	36,690	4,508,100
Alphabet Inc - Class C*	31,985	3,945,989
Amazon.com Inc*,(a)	55,024	6,634,794
Arista Networks Inc*	1,464	243,522
AT&T Inc	43,910	690,704
Booking Holdings Inc*	240	602,105
CDW Corp	853	146,452
Charter Communications Inc*	668	217,868
Cisco Systems Inc	25,501	1,266,635
Comcast Corp	26,093	1,026,760
Corning Inc	4,990	153,742
DISH Network Corp*	1,784	11,471
eBay Inc	3,534	150,336
Etsy Inc*	797	64,597
Expedia Group Inc*	887	84,895
F5 Inc*	424	62,574
FactSet Research Systems Inc	239	91,989
Fox Corp	913	26,669
Gen Digital Inc	4,015	70,423
The Interpublic Group of Cos Inc	2,667	99,186
Juniper Networks Inc	2,302	69,912
Match Group Inc*	1,756	60,582
Meta Platforms Inc*,(a)	13,711	3,629,576
Motorola Solutions Inc	1,074	302,782
Netflix Inc*	2,743	1,084,116
News Corp - Class B	910	16,817
News Corp - Class A	2,672	48,924
Omnicom Group Inc	1,397	123,201
Paramount Global	3,111	47,318
T-Mobile US Inc*	3,719	510,433
VeriSign Inc*	617	137,788
Verizon Communications Inc	25,872	921,819
The Walt Disney Co*	11,340	997,466
Warner Bros Discovery Inc*	13,955	157,412
Total Communications		28,206,957

Consumer, Cyclical (8.91%)
Advance Auto Parts Inc	415	30,249
Alaska Air Group Inc*	808	36,303
American Airlines Group Inc*	3,057	45,182
Aptiv PLC*	1,715	151,057
AutoZone Inc*	115	274,487
Bath & Body Works Inc	1,525	53,741
Best Buy Co Inc	1,278	92,872
BorgWarner Inc	1,412	62,594
Caesars Entertainment Inc*	945	38,754
CarMax Inc*	1,034	74,665
Carnival Corp*	5,174	58,104
Chipotle Mexican Grill Inc*	172	357,156
Copart Inc*	2,814	246,478
Costco Wholesale Corp	2,748	1,405,767
Cummins Inc	904	184,787
Darden Restaurants Inc	749	118,731
Delta Air Lines Inc*	4,086	148,444
Dollar General Corp	1,444	290,374
Dollar Tree Inc*	1,280	172,646
Domino’s Pizza Inc	233	67,535
DR Horton Inc	2,022	216,030
Fastenal Co	3,749	201,884
Ford Motor Co	24,832	297,984
General Motors Co	8,591	278,434
Genuine Parts Co	908	135,228
Hilton Worldwide Holdings Inc	1,641	223,373
The Home Depot Inc	6,278	1,779,499
Las Vegas Sands Corp*	2,145	118,254

Lennar Corp	1,632	174,820
LKQ Corp	1,642	86,616
Lowe’s Cos Inc	3,725	749,209
Marriott International Inc	1,737	291,451
McDonald’s Corp	4,549	1,296,965
MGM Resorts International	2,232	87,695
Newell Brands Inc	2,691	22,362
NIKE Inc	7,673	807,660
Norwegian Cruise Line Holdings Ltd*	1,599	23,745
NVR Inc*	18	99,976
O’Reilly Automotive Inc*	388	350,484
PACCAR Inc	3,393	233,371
Pool Corp	269	85,066
PulteGroup Inc	1,500	99,120
Ralph Lauren Corp	314	33,381
Ross Stores Inc	2,209	228,897
Royal Caribbean Cruises Ltd*	1,236	100,079
Southwest Airlines Co	3,416	102,036
Starbucks Corp	7,080	691,291
Tapestry Inc	1,454	58,189
Target Corp	2,919	382,185
Tesla Inc*	16,567	3,378,508
The TJX Cos Inc	7,118	546,591
Tractor Supply Co	706	147,971
Ulta Beauty Inc*	329	134,834
United Airlines Holdings Inc*	1,732	82,209
VF Corp	2,109	36,317
Walgreens Boots Alliance Inc	4,694	142,557
Walmart Inc	8,638	1,268,663
Whirlpool Corp	354	45,769
WW Grainger Inc	277	179,779
Wynn Resorts Ltd	526	51,916
Yum! Brands Inc	1,794	230,870
Total Consumer, Cyclical		19,411,194

Consumer, Non-Cyclical (20.49%)
Abbott Laboratories	10,829	1,104,558
AbbVie Inc	10,894	1,502,936
Align Technology Inc*	473	133,698
Altria Group Inc	10,999	488,576
AmerisourceBergen Corp	952	161,983
Amgen Inc	3,289	725,718
Archer-Daniels-Midland Co	3,370	238,091
Automatic Data Processing Inc	2,552	533,342
Avery Dennison Corp	514	82,821
Baxter International Inc	3,172	129,164
Becton Dickinson & Co	1,799	434,926
Biogen Inc*	924	273,883
Bio-Rad Laboratories Inc*	147	54,882
Bio-Techne Corp	984	80,481
Boston Scientific Corp*	9,036	465,173
Bristol-Myers Squibb Co	13,097	843,971
Brown-Forman Corp	1,153	71,221
Campbell Soup Co	1,162	58,739
Cardinal Health Inc	1,714	141,062
Catalent Inc*	1,096	40,804
Centene Corp*	3,392	211,695
Charles River Laboratories International Inc*	322	62,268
Church & Dwight Co Inc	1,558	144,037
The Cigna Group	1,839	454,987
Cintas Corp	549	259,205
The Clorox Co	779	123,222
The Coca-Cola Co	24,173	1,442,161
Colgate-Palmolive Co	5,290	393,470
Conagra Brands Inc	3,029	105,621
Constellation Brands Inc	1,027	249,530
Corteva Inc	4,568	244,342
CoStar Group Inc*	2,529	200,803
CVS Health Corp	7,910	538,117
Danaher Corp	4,032	925,828
DaVita Inc*	482	45,149
DENTSPLY SIRONA Inc	1,160	41,899
Dexcom Inc*	2,380	279,079
Edwards Lifesciences Corp*	3,955	333,130
Elevance Health Inc	1,471	658,743
Eli Lilly & Co	4,898	2,103,495
Equifax Inc	794	165,644
The Estee Lauder Cos Inc	1,427	262,611
FleetCor Technologies Inc*	488	110,556
Gartner Inc*	508	174,173
GE HealthCare Technologies Inc	2,309	183,589
General Mills Inc	3,801	319,892
Gilead Sciences Inc	7,681	590,976
Global Payments Inc	1,620	158,258
HCA Healthcare Inc	1,316	347,674
Henry Schein Inc*	871	64,367
The Hershey Co	941	244,378
Hologic Inc*	1,678	132,377
Hormel Foods Corp	1,912	73,134
Humana Inc	798	400,492
IDEXX Laboratories Inc*	539	250,511
Illumina Inc*	953	187,407
Incyte Corp*	1,229	75,645
Insulet Corp*	427	117,105
Intuitive Surgical Inc*	2,194	675,401
IQVIA Holdings Inc*	1,146	225,659

The J M Smucker Co	745	109,210
Johnson & Johnson	16,105	2,497,241
Kellogg Co	1,661	110,905
Keurig Dr Pepper Inc	4,656	144,895
Kimberly-Clark Corp	2,137	286,956
The Kraft Heinz Co	4,282	163,658
The Kroger Co	4,012	181,864
Laboratory Corp of America Holdings	585	124,330
Lamb Weston Holdings Inc	955	106,196
MarketAxess Holdings Inc	260	70,827
McCormick & Co Inc	1,581	135,539
McKesson Corp	843	329,478
Medtronic PLC	8,255	683,184
Merck & Co Inc	15,747	1,738,626
Moderna Inc*	2,052	262,061
Molina Healthcare Inc*	371	101,617
Molson Coors Beverage Co	1,200	74,220
Mondelez International Inc	8,398	616,497
Monster Beverage Corp*	4,826	282,900
Moody’s Corp	1,013	320,999
Organon & Co	1,633	31,664
PayPal Holdings Inc*	6,969	432,008
PepsiCo Inc	8,556	1,560,187
Pfizer Inc	34,863	1,325,491
Philip Morris International Inc	9,549	859,505
The Procter & Gamble Co	14,532	2,070,810
Quanta Services Inc	883	156,803
Quest Diagnostics Inc	775	102,804
Regeneron Pharmaceuticals Inc*	673	495,032
ResMed Inc	946	199,407
Revvity Inc	796	91,795
Robert Half International Inc	808	52,536
Rollins Inc	693	27,249
S&P Global Inc	2,068	759,845
STERIS PLC	603	120,582
Stryker Corp	2,076	572,104
Sysco Corp	3,216	224,959
Teleflex Inc	318	74,651
Thermo Fisher Scientific Inc	2,416	1,228,439
Tyson Foods Inc	1,921	97,279
United Rentals Inc	459	153,210
UnitedHealth Group Inc	5,755	2,804,066
Universal Health Services Inc	423	55,891
Verisk Analytics Inc	996	218,234
Vertex Pharmaceuticals Inc*	1,614	522,242
Viatris Inc	4,634	42,401
Waters Corp*	405	101,744
West Pharmaceutical Services Inc	474	158,615
Zimmer Biomet Holdings Inc	1,338	170,381
Zoetis Inc	2,871	468,002
Total Consumer, Non-Cyclical		44,661,798

Energy (4.25%)
APA Corp	2,135	67,850
Baker Hughes Co	5,905	160,911
Chevron Corp	11,048	1,664,050
ConocoPhillips	7,539	748,623
Coterra Energy Inc	5,087	118,273
Devon Energy Corp	3,875	178,638
Diamondback Energy Inc	1,031	131,092
Enphase Energy Inc*	825	143,451
EOG Resources Inc	3,697	396,651
Exxon Mobil Corp	25,367	2,592,000
First Solar Inc*	610	123,806
Halliburton Co	5,694	163,133
Hess Corp	1,743	220,786
Kinder Morgan Inc	12,716	204,855
Marathon Oil Corp	4,467	98,989
Marathon Petroleum Corp	2,910	305,288
Occidental Petroleum Corp	4,673	269,445
ONEOK Inc	2,916	165,221
Phillips 66	2,852	261,272
Pioneer Natural Resources Co	1,420	283,205
Schlumberger NV	8,748	374,677
SolarEdge Technologies Inc*	334	95,133
Valero Energy Corp	2,398	256,682
The Williams Cos Inc	7,926	227,159
Total Energy		9,251,190

Financial (13.45%)
Aflac Inc	3,449	221,460
Alexandria Real Estate Equities Inc	937	106,312
The Allstate Corp	1,736	188,269
American Express Co	3,718	589,526
American International Group Inc	4,614	243,758
American Tower Corp	2,901	535,060
Ameriprise Financial Inc	661	197,289
Aon PLC	1,265	389,987
Arch Capital Group Ltd*	2,278	158,777
Arthur J Gallagher & Co	1,256	251,614
Assurant Inc	341	40,917
AvalonBay Communities Inc	882	153,450
Bank of America Corp	42,995	1,194,831
The Bank of New York Mellon Corp	4,700	188,940
Berkshire Hathaway Inc*,(a)	11,099	3,563,667
BlackRock Inc	908	597,055

Boston Properties Inc	925	45,020
Brown & Brown Inc	1,483	92,435
Camden Property Trust	649	67,801
Capital One Financial Corp	2,481	258,545
Cboe Global Markets Inc	706	93,489
CBRE Group Inc*	2,058	154,185
The Charles Schwab Corp	9,527	501,978
Chubb Ltd	2,581	479,550
Cincinnati Financial Corp	941	90,807
Citigroup Inc	12,259	543,319
Citizens Financial Group Inc	2,789	71,900
CME Group Inc	2,279	407,371
Comerica Inc	908	32,779
Crown Castle Inc	2,725	308,497
Digital Realty Trust Inc	1,797	184,121
Discover Financial Services	1,773	182,158
Equinix Inc	581	433,165
Equity Residential	2,236	135,949
Essex Property Trust Inc	425	91,826
Everest Re Group Ltd	280	95,206
Extra Space Storage Inc	844	121,764
Federal Realty Investment Trust	449	39,602
Fifth Third Bancorp	4,528	109,895
First Republic Bank	1,159	309
Franklin Resources Inc	1,991	47,804
Globe Life Inc	628	64,797
The Goldman Sachs Group Inc	2,086	675,655
The Hartford Financial Services Group Inc	2,076	142,248
Healthpeak Properties Inc	3,020	60,279
Host Hotels & Resorts Inc	4,539	75,347
Huntington Bancshares Inc	7,104	73,242
Intercontinental Exchange Inc	3,524	373,368
Invesco Ltd	2,486	35,749
Iron Mountain Inc	1,369	73,132
JPMorgan Chase & Co	18,069	2,452,144
KeyCorp	6,069	56,684
Kimco Realty Corp	2,994	55,030
Lincoln National Corp	1,186	24,811
M&T Bank Corp	1,042	124,165
Marsh & McLennan Cos Inc	3,049	528,026
Mastercard Inc	5,197	1,897,009
MetLife Inc	4,060	201,173
Mid-America Apartment Communities Inc	732	107,648
Morgan Stanley	8,048	658,005
Nasdaq Inc	2,247	124,371
Northern Trust Corp	1,359	97,739
The PNC Financial Services Group Inc	2,470	286,100
Principal Financial Group Inc	1,584	103,689
The Progressive Corp	3,603	460,860
Prologis Inc	5,686	708,191
Prudential Financial Inc	2,266	178,312
Public Storage	964	273,101
Raymond James Financial Inc	1,273	115,016
Realty Income Corp	3,496	207,802
Regency Centers Corp	1,109	62,403
Regions Financial Corp	6,273	108,335
SBA Communications Corp	680	150,810
Simon Property Group Inc	2,085	219,238
State Street Corp	2,304	156,718
Synchrony Financial	3,166	98,019
T Rowe Price Group Inc	1,478	158,382
The Travelers Cos Inc	1,423	240,829
Truist Financial Corp	8,471	258,111
UDR Inc	1,770	70,216
US Bancorp	8,502	254,210
Ventas Inc	2,564	110,611
VICI Properties Inc	6,079	188,023
Visa Inc	10,010	2,212,510
W R Berkley Corp	1,335	74,333
Wells Fargo & Co	23,473	934,460
Welltower Inc	2,792	208,311
Weyerhaeuser Co	4,832	138,485
Willis Towers Watson PLC	703	153,852
Zions Bancorp NA	1,054	28,764
Total Financial		29,270,700

Industrial (7.39%)
3M Co	3,484	325,092
A O Smith Corp	942	60,231
Agilent Technologies Inc	1,822	210,751
Allegion plc	601	62,949
Amcor PLC	9,487	91,455
AMETEK Inc	1,502	217,895
Amphenol Corp	3,796	286,408
Ball Corp	2,136	109,278
The Boeing Co*	3,466	712,956
Carrier Global Corp	5,321	217,629
Caterpillar Inc	3,232	664,984
CH Robinson Worldwide Inc	835	78,941
CSX Corp	13,057	400,458
Deere & Co	1,665	576,057
Dover Corp	941	125,464
Eaton Corp PLC	2,529	444,851
Emerson Electric Co	3,519	273,356
Expeditors International of Washington Inc	1,105	121,893
FedEx Corp	1,430	311,711

Fortive Corp	2,032	132,304
Generac Holdings Inc*	285	31,042
General Dynamics Corp	1,386	282,993
General Electric Co	6,710	681,266
Honeywell International Inc	4,175	799,930
Howmet Aerospace Inc	2,478	105,935
Huntington Ingalls Industries Inc	281	56,588
IDEX Corp	523	104,161
Illinois Tool Works Inc	1,710	374,028
Ingersoll Rand Inc	2,562	145,163
Jacobs Solutions Inc	846	92,722
JB Hunt Transport Services Inc	529	88,327
Johnson Controls International plc	4,233	252,710
Keysight Technologies Inc*	1,144	185,099
L3Harris Technologies Inc	1,217	214,095
Lockheed Martin Corp	1,399	621,170
Martin Marietta Materials Inc	396	157,624
Mettler-Toledo International Inc*	143	189,027
Mohawk Industries Inc*	390	35,896
Nordson Corp	343	74,750
Norfolk Southern Corp	1,403	292,077
Northrop Grumman Corp	886	385,844
Old Dominion Freight Line Inc	595	184,712
Otis Worldwide Corp	2,659	211,417
Packaging Corp of America	651	80,744
Parker-Hannifin Corp	810	259,556
Pentair PLC	1,156	64,123
Raytheon Technologies Corp	9,130	841,238
Republic Services Inc	1,333	188,793
Rockwell Automation Inc	758	211,179
Snap-on Inc	354	88,096
Stanley Black & Decker Inc	953	71,446
TE Connectivity Ltd	1,949	238,714
Teledyne Technologies Inc*	318	123,591
Textron Inc	1,451	89,773
Trane Technologies PLC	1,411	230,318
TransDigm Group Inc	326	252,210
Trimble Inc*	1,634	76,259
Union Pacific Corp	3,818	735,041
United Parcel Service Inc	4,495	750,665
Vulcan Materials Co	865	169,108
Waste Management Inc	2,319	375,492
Westinghouse Air Brake Technologies Corp	1,153	106,802
Westrock Co	1,715	48,037
Xylem Inc	1,143	114,529
Total Industrial		16,106,953

Technology (26.95%)
Accenture PLC	3,879	1,186,664
Activision Blizzard Inc*	4,465	358,093
Adobe Inc*	2,820	1,178,168
Advanced Micro Devices Inc*	9,932	1,174,062
Analog Devices Inc	3,122	554,748
ANSYS Inc*	560	181,210
Apple Inc(a)	91,619	16,239,468
Applied Materials Inc	5,193	692,227
Autodesk Inc*	1,396	278,348
Broadcom Inc	2,515	2,032,019
Broadridge Financial Solutions Inc	788	115,615
Cadence Design Systems Inc*	1,756	405,478
Ceridian HCM Holding Inc*	855	52,882
Cognizant Technology Solutions Corp	3,335	208,404
DXC Technology Co*	1,730	43,302
Electronic Arts Inc	1,604	205,312
EPAM Systems Inc*	359	92,127
Fidelity National Information Services Inc	3,855	210,367
Fiserv Inc*	3,670	411,737
Fortinet Inc*	4,205	287,328
Hewlett Packard Enterprise Co	8,406	121,215
HP Inc	5,707	165,845
Intel Corp	25,746	809,454
International Business Machines Corp	5,569	716,118
Intuit Inc	1,757	736,394
Jack Henry & Associates Inc	460	70,329
KLA Corp	880	389,831
Lam Research Corp	831	512,478
Leidos Holdings Inc	915	71,425
Microchip Technology Inc	3,286	247,304
Micron Technology Inc	6,762	461,168
Microsoft Corp(a)	45,855	15,058,323
Monolithic Power Systems Inc	267	130,806
MSCI Inc	510	239,970
NetApp Inc	1,421	94,283
NVIDIA Corp	15,154	5,733,364
NXP Semiconductors NV	1,526	273,307
ON Semiconductor Corp*	2,743	229,315
Oracle Corp	9,527	1,009,290
Paychex Inc	2,089	219,199
Paycom Software Inc	305	85,440
PTC Inc*	681	91,526
Qorvo Inc*	744	72,361
QUALCOMM Inc	6,868	778,900
Roper Technologies Inc	684	310,686
Salesforce Inc*	6,236	1,392,998
Seagate Technology Holdings PLC	1,368	82,217
ServiceNow Inc*	1,243	677,162

Skyworks Solutions Inc	1,059	109,617
Synopsys Inc*	962	437,672
Take-Two Interactive Software Inc*	778	107,154
Teradyne Inc	1,007	100,891
Texas Instruments Inc	5,636	979,988
Tyler Technologies Inc*	246	97,652
Western Digital Corp*	1,916	74,207
Zebra Technologies Corp*	348	91,374
Total Technology		58,686,822

Utilities (2.66%)
The AES Corp	4,344	85,751
Alliant Energy Corp	1,583	81,461
Ameren Corp	1,682	136,360
American Electric Power Co Inc	3,242	269,475
American Water Works Co Inc	1,183	170,884
Atmos Energy Corp	820	94,530
CenterPoint Energy Inc	2,979	84,038
CMS Energy Corp	1,870	108,423
Consolidated Edison Inc	2,227	207,779
Constellation Energy Corp	2,068	173,753
Dominion Energy Inc	5,130	257,936
DTE Energy Co	1,258	135,361
Duke Energy Corp	4,806	429,128
Edison International	2,433	164,276
Entergy Corp	1,304	128,053
Evergy Inc	1,567	90,651
Eversource Energy	2,170	150,229
Exelon Corp	6,205	246,028
FirstEnergy Corp	3,716	138,941
NextEra Energy Inc	12,241	899,224
NRG Energy Inc	1,663	56,193
PG&E Corp*	9,918	168,011
Pinnacle West Capital Corp	806	62,288
PPL Corp	4,645	121,699
Public Service Enterprise Group Inc	3,151	188,272
Sempra Energy	1,939	278,305
The Southern Co	6,719	468,650
WEC Energy Group Inc	2,060	179,941
Xcel Energy Inc	3,432	224,075
Total Utilities		5,799,715

Total Common Stock (Cost $69,541,632)		215,629,920

United States Treasury Bills (0.87%)
United States Treasury Bill	1,900,000	1,887,549
		.
Total Investments (Cost $71,429,181) (99.86%)		$217,517,469
Other Net Assets (0.14%)		313,830
Net Assets (100.00%)		$217,831,299

* Non-income producing security.

(a) A portion of these securities, a total of $15,340,454, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2023:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
10 / Jun 2023 / Long / CME	$2,072,313	$2,095,250	$22,938

S&P MIDCAP INDEX FUND
Portfolio of Investments
5/31/2023

Security Description	Shares	Value
Common Stock (99.83%)

Basic Materials (4.94%)
Alcoa Corp	9,686	$307,240
Ashland Inc	2,550	216,444
Avient Corp	4,377	159,761
Axalta Coating Systems Ltd*	11,081	321,460
Cabot Corp	2,829	193,730
The Chemours Co	7,451	197,377
Cleveland-Cliffs Inc*	25,413	352,732
Commercial Metals Co	5,883	251,498
Ingevity Corp*	1,831	86,405
NewMarket Corp	355	138,386
Olin Corp	6,180	292,376
Reliance Steel & Aluminum Co(a)	2,928	687,143
Royal Gold Inc	3,331	412,511
RPM International Inc(a)	6,484	517,358
Sensient Technologies Corp	2,152	155,009
United States Steel Corp	11,383	238,132
Valvoline Inc	8,637	332,525
Westlake Corp	1,769	183,888
Total Basic Materials		5,043,975

Communications (2.34%)
Cable One Inc	244	149,287
Calix Inc*	2,919	136,055
Ciena Corp*	7,455	348,447
Frontier Communications Parent Inc*	11,416	169,870
Iridium Communications Inc	6,311	378,912
The New York Times Co	8,025	284,246
Nexstar Media Group Inc	1,913	288,710
TEGNA Inc	11,717	181,496
TripAdvisor Inc*	5,427	84,444
World Wrestling Entertainment Inc	2,214	224,322
Ziff Davis Inc*	2,375	140,220
Total Communications		2,386,009

Consumer, Cyclical (15.84%)
Adient PLC*	4,855	163,565
Aramark	13,086	516,635
Autoliv Inc	3,896	317,524
AutoNation Inc*	1,735	227,146
BJ’s Wholesale Club Holdings Inc*	6,854	429,403
Boyd Gaming Corp	3,984	253,900
Brunswick Corp	3,642	274,971
Capri Holdings Ltd*	6,315	221,657
Carter’s Inc	1,936	120,361
Casey’s General Stores Inc	1,907	430,315
Choice Hotels International Inc	1,392	157,978
Churchill Downs Inc	3,306	449,021
Columbia Sportswear Co	1,749	129,129
Crocs Inc*	3,156	354,356
Dana Inc	6,533	84,080
Deckers Outdoor Corp*	1,324	628,900
Dick’s Sporting Goods Inc	2,914	371,564
FirstCash Holdings Inc	1,904	187,620
Five Below Inc*	2,788	480,977
Foot Locker Inc	4,024	101,888
Fox Factory Holding Corp*	2,181	193,935
GameStop Corp*	12,308	296,007
The Gap Inc	11,312	90,722
Gentex Corp	12,040	316,170
The Goodyear Tire & Rubber Co*	13,550	186,042
Harley-Davidson Inc	6,881	214,068
Hilton Grand Vacations Inc*	3,993	170,701
JetBlue Airways Corp*	16,855	115,120
KB Home	4,088	177,133
Kohl’s Corp	5,919	108,436
Lear Corp	2,970	364,300
Leggett & Platt Inc	6,728	205,069
Light & Wonder Inc*	4,830	281,541
Lithia Motors Inc	1,409	328,692
Macy’s Inc	13,812	187,705
Marriott Vacations Worldwide Corp	1,944	239,540
Mattel Inc*	17,803	309,950
MSC Industrial Direct Co Inc	2,396	215,448
Murphy USA Inc	1,005	277,802
Nordstrom Inc	6,132	93,820
Ollie’s Bargain Outlet Holdings Inc*	2,907	160,234
Papa John’s International Inc	1,724	120,870
Penn Entertainment Inc*	7,792	195,112
Polaris Inc	2,736	294,695
PVH Corp	3,183	273,802
RH*	865	211,908

The Scotts Miracle-Gro Co	2,158	136,386
Skechers USA Inc*	6,811	349,881
Taylor Morrison Home Corp*	5,442	230,904
Tempur Sealy International Inc	8,677	309,248
Texas Roadhouse Inc	3,423	369,342
Thor Industries Inc	2,724	213,207
Toll Brothers Inc	5,165	349,671
Topgolf Callaway Brands Corp*	6,451	110,119
Travel + Leisure Co	4,125	150,439
Univar Solutions Inc*	8,196	291,942
Victoria’s Secret & Co*	3,564	72,777
Visteon Corp*	1,440	192,355
Watsco Inc	1,688	547,537
The Wendy’s Co	8,561	188,428
Williams-Sonoma Inc	3,385	384,231
Wingstop Inc	1,531	305,220
Wyndham Hotels & Resorts Inc	4,436	302,757
YETI Holdings Inc*	4,150	151,766
Total Consumer, Cyclical		16,186,022

Consumer, Non-Cyclical (16.98%)
Acadia Healthcare Co Inc*	4,932	348,347
Amedisys Inc*	1,661	126,120
Arrowhead Pharmaceuticals Inc*	5,525	190,115
ASGN Inc*	2,570	168,155
Avis Budget Group Inc*	1,262	211,751
Azenta Inc*	3,471	150,121
BellRing Brands Inc*	5,935	217,340
The Boston Beer Co Inc*	478	161,325
The Brink’s Co	2,467	164,130
Bruker Corp	5,024	347,158
Celsius Holdings Inc*	1,513	189,927
Chemed Corp	754	402,463
Coca-Cola Consolidated Inc	234	154,847
Coty Inc*	17,865	193,657
Darling Ingredients Inc*	8,051	510,272
Encompass Health Corp	5,064	314,069
Enovis Corp*	2,165	114,160
Envista Holdings Corp*	8,198	261,434
Euronet Worldwide Inc*	2,411	268,585
Exelixis Inc*	16,697	321,918
Flowers Foods Inc	9,880	246,802
FTI Consulting Inc*	1,729	325,069
Globus Medical Inc*	3,944	213,489
Graham Holdings Co	198	111,821
Grand Canyon Education Inc*	1,556	163,007
Grocery Outlet Holding Corp*	4,492	129,010
GXO Logistics Inc*	5,224	292,126
H&R Block Inc	7,890	235,517
Haemonetics Corp*	2,627	222,244
Halozyme Therapeutics Inc*	6,862	222,535
HealthEquity Inc*	4,363	239,092
Helen of Troy Ltd*	1,277	122,950
Hertz Global Holdings Inc*	8,108	127,133
ICU Medical Inc*	1,011	176,814
Inari Medical Inc*	1,706	103,042
Ingredion Inc	3,355	350,933
Insperity Inc	1,787	197,857
Integra LifeSciences Holdings Corp*	3,687	139,922
Jazz Pharmaceuticals PLC*	3,129	401,013
Lancaster Colony Corp	997	195,990
Lantheus Holdings Inc*	3,520	304,797
LivaNova PLC*	2,820	124,870
ManpowerGroup Inc	2,649	185,880
Masimo Corp*	2,474	400,392
Medpace Holdings Inc*	1,285	265,956
Neogen Corp*	11,308	197,777
Neurocrine Biosciences Inc*	4,897	438,428
Omnicell Inc*	2,324	170,628
Option Care Health Inc*	7,340	202,217
Patterson Cos Inc	4,569	119,662
Paylocity Holding Corp*	2,089	360,875
Penumbra Inc*	1,871	575,033
Performance Food Group Co*	7,900	436,791
Perrigo Co PLC	6,763	216,145
Post Holdings Inc*	2,784	236,529
Progyny Inc*	3,648	135,888
QuidelOrtho Corp*	2,295	195,396
R1 RCM Inc*	7,094	115,278
Repligen Corp*	2,642	443,645
Service Corp International	7,805	496,476
Shockwave Medical Inc*	1,815	499,288
Sprouts Farmers Market Inc*	5,502	190,149
STAAR Surgical Co*	2,560	148,531
Syneos Health Inc*	5,169	215,030
Tenet Healthcare Corp*	5,431	386,687
United Therapeutics Corp*,(a)	2,313	485,129
US Foods Holding Corp*	10,280	408,938
WEX Inc*	2,189	363,046
Total Consumer, Non-Cyclical		17,351,721

Energy (4.02%)
Antero Midstream Corp	17,306	176,694
Antero Resources Corp*	14,013	286,005
ChampionX Corp	9,978	252,044
Chord Energy Corp	2,090	298,954
CNX Resources Corp*	8,546	132,036
DT Midstream Inc	4,860	220,936
Equitrans Midstream Corp	20,127	171,683
HF Sinclair Corp	6,825	282,828
Matador Resources Co	5,639	247,947
Murphy Oil Corp	7,340	255,432
NOV Inc	20,114	283,004
PBF Energy Inc	5,800	213,498
PDC Energy Inc	4,676	320,867
Range Resources Corp	12,263	335,638
Southwestern Energy Co*	56,007	267,153
Sunrun Inc*	10,914	192,523
Valaris Ltd*	3,021	174,402
Total Energy		4,111,644

Financial (21.52%)
Banks (5.23%)
Associated Banc-Corp	7,874	116,614
Bank of Hawaii Corp	2,030	79,475
Bank OZK	5,617	194,236
Cadence Bank	9,164	164,585
Cathay General Bancorp	3,810	111,404
Columbia Banking System Inc	10,590	212,118
Commerce Bancshares Inc	5,865	281,227
Cullen/Frost Bankers Inc	3,002	300,800
East West Bancorp Inc	7,216	345,286
First Financial Bankshares Inc	6,790	175,861
First Horizon Corp	26,874	277,071
FNB Corp	17,881	196,512
Fulton Financial Corp	8,643	96,456
Glacier Bancorp Inc	5,299	152,717
Hancock Whitney Corp	4,389	160,330
Home BancShares Inc	8,489	182,259
International Bancshares Corp	2,788	119,103
Old National Bancorp	14,864	184,611
Pinnacle Financial Partners Inc	3,842	186,913
Prosperity Bancshares Inc	4,670	267,031
SouthState Corp	3,802	237,701
Synovus Financial Corp	7,444	201,658
Texas Capital Bancshares Inc*	2,554	120,804
UMB Financial Corp	2,226	126,081
United Bankshares Inc	6,634	195,172
Valley National Bancorp	21,550	159,039
Webster Financial Corp	8,741	310,743
Wintrust Financial Corp	3,023	192,172
		5,347,979
Diversified Financial Service (2.73%)
Affiliated Managers Group Inc	1,911	265,801
Evercore Inc	1,844	199,060
Federated Hermes Inc	4,336	149,288
Interactive Brokers Group Inc	5,238	404,531
Janus Henderson Group PLC	6,856	180,176
Jefferies Financial Group Inc	9,089	273,306
SEI Investments Co	5,272	298,290
SLM Corp	12,091	184,509
Stifel Financial Corp	5,292	294,076
The Western Union Co	18,762	213,699
Voya Financial Inc	4,872	330,322
		2,793,058
Insurance (4.52%)
American Financial Group Inc	3,503	393,282
Brighthouse Financial Inc*	3,429	138,052
CNO Financial Group Inc	6,090	132,214
Essent Group Ltd	5,514	243,553
First American Financial Corp	5,333	292,942
Kemper Corp	3,169	137,154
Kinsale Capital Group Inc	1,102	333,884
MGIC Investment Corp	14,740	222,869
Old Republic International Corp	13,856	339,333
Primerica Inc	1,853	337,283
Reinsurance Group of America Inc	3,349	468,860
RenaissanceRe Holdings Ltd	2,189	412,342
RLI Corp	2,095	259,466
Selective Insurance Group Inc	3,089	298,799
The Hanover Insurance Group Inc	1,804	201,074
Unum Group	9,394	408,169
		4,619,276
Real Estate (8.69%)
Agree Realty Corp	4,473	288,464
Annaly Capital Management Inc	22,074	416,757
Apartment Income REIT Corp	7,609	263,956
Brixmor Property Group Inc	15,220	304,857
Corporate Office Properties Trust	5,953	135,847
Cousins Properties Inc	7,880	156,970

CubeSmart	11,397	506,483
Douglas Emmett Inc	8,830	102,428
EastGroup Properties Inc	2,141	352,430
EPR Properties	3,807	158,790
First Industrial Realty Trust Inc	6,637	344,991
Healthcare Realty Trust Inc	19,314	359,434
Highwoods Properties Inc	5,523	114,216
Independence Realty Trust Inc	11,696	201,990
Jones Lang LaSalle Inc*	2,384	334,571
Kilroy Realty Corp	5,338	144,873
Kite Realty Group Trust	11,006	213,957
Lamar Advertising Co	4,460	400,865
Life Storage Inc	4,269	543,828
The Macerich Co	9,276	89,421
Medical Properties Trust Inc	30,349	250,379
National Storage Affiliates Trust	3,823	139,960
NNN REIT Inc	9,304	395,792
Omega Healthcare Investors Inc	11,988	357,362
Park Hotels & Resorts Inc	11,295	146,157
Physicians Realty Trust	11,481	156,830
PotlatchDeltic Corp	3,706	172,440
Rayonier Inc	7,431	217,877
Rexford Industrial Realty Inc	9,344	508,687
Sabra Health Care REIT Inc	11,960	134,670
Spirit Realty Capital Inc	6,787	265,100
STAG Industrial Inc	9,000	313,200
Starwood Property Trust Inc	15,552	272,938
Vornado Realty Trust	8,203	111,233
		8,877,753
Savings&Loans (0.35%)
New York Community Bancorp Inc	34,642	356,120

Total Financial		21,994,186

Industrial (22.50%)
Acuity Brands Inc	1,610	242,611
Advanced Drainage Systems Inc	3,142	304,051
AECOM(a)	6,980	544,789
AGCO Corp	3,170	349,588
AptarGroup Inc	3,313	372,679
Arrow Electronics Inc*	2,927	370,675
Avnet Inc	4,644	203,593
Belden Inc	2,251	196,940
Builders FirstSource Inc*,(a)	7,344	851,537
Carlisle Cos Inc(a)	2,597	551,707
Chart Industries Inc*	1,893	207,719
Clean Harbors Inc*	2,552	358,301
Cognex Corp	8,687	477,438
Coherent Corp*	6,619	244,638
Crane Co	2,397	174,166
Curtiss-Wright Corp	1,944	307,269
Donaldson Co Inc	6,112	357,735
Eagle Materials Inc	1,811	295,066
EMCOR Group Inc	2,418	398,583
Energizer Holdings Inc	3,289	107,221
EnerSys	2,082	202,516
Esab Corp	2,165	127,129
Exponent Inc	2,543	232,227
Flowserve Corp	6,565	213,691
Fluor Corp*	7,046	187,142
Fortune Brands Innovations Inc	6,508	393,409
GATX Corp	1,807	214,870
Graco Inc(a)	8,466	647,564
Greif Inc	1,407	84,561
Hexcel Corp	4,234	292,104
Hubbell Inc(a)	2,692	760,382
ITT Inc	4,197	319,644
Jabil Inc	6,695	599,336
Kirby Corp*	3,067	219,475
Knight-Swift Transportation Holdings Inc	8,019	440,965
Landstar System Inc	1,804	316,386
Lennox International Inc	1,610	443,571
Lincoln Electric Holdings Inc	2,930	497,104
Littelfuse Inc	1,243	318,258
Louisiana-Pacific Corp	3,601	210,731
MasTec Inc*	3,003	304,384
MDU Resources Group Inc	10,215	298,074
Mercury Systems Inc*	2,953	119,862
The Middleby Corp*	2,759	364,188
MSA Safety Inc	1,850	254,486
National Instruments Corp	6,559	379,110
Novanta Inc*	1,792	296,755
nVent Electric PLC	8,525	369,815
Oshkosh Corp	3,318	244,968
Owens Corning	4,742	504,217
Regal Rexnord Corp	3,323	431,624
Ryder System Inc	2,550	201,017
Saia Inc*	1,342	381,343
Silgan Holdings Inc	4,332	194,897
Simpson Manufacturing Co Inc	2,135	252,336

Sonoco Products Co	4,993	298,881
Stericycle Inc*	4,720	198,948
TD SYNNEX Corp	2,202	196,815
Terex Corp	3,471	160,950
Tetra Tech Inc	2,730	375,293
The Timken Co	3,359	240,336
TopBuild Corp*	1,606	323,866
The Toro Co(a)	5,258	514,390
Trex Co Inc*	5,646	289,922
UFP Industries Inc	3,113	243,125
Universal Display Corp	2,183	321,621
Valmont Industries Inc	1,082	283,776
Vishay Intertechnology Inc	6,508	167,776
Vontier Corp	8,087	239,699
Watts Water Technologies Inc	1,372	217,393
Werner Enterprises Inc	2,668	117,179
Woodward Inc	3,080	324,663
XPO Inc*	5,224	245,162
Total Industrial		22,994,242

Technology (7.95%)
ACI Worldwide Inc*	5,840	133,210
Allegro MicroSystems Inc*	3,324	130,733
Amkor Technology Inc	5,309	131,557
Aspen Technology Inc*	1,464	239,979
Blackbaud Inc*	2,228	163,446
CACI International Inc*	1,199	358,765
Cirrus Logic Inc*	2,775	215,562
CommVault Systems Inc*	2,294	159,869
Concentrix Corp	2,150	188,555
Crane NXT Co	2,397	126,154
Dynatrace Inc*	10,299	525,146
Envestnet Inc*	2,807	146,890
ExlService Holdings Inc*	1,693	255,541
Genpact Ltd	8,644	317,926
IPG Photonics Corp*	1,370	151,344
KBR Inc	6,892	406,766
Kyndryl Holdings Inc*	9,501	119,333
Lattice Semiconductor Corp*	6,885	559,819
Lumentum Holdings Inc*	3,441	182,029
MACOM Technology Solutions Holdings Inc*	2,571	153,823
Manhattan Associates Inc*	3,139	569,477
Maximus Inc	3,073	248,790
MKS Instruments Inc	2,939	285,994
NCR Corp*	7,171	169,953
Power Integrations Inc	2,928	252,979
Qualys Inc*	1,539	194,314
Science Applications International Corp	2,744	267,074
Silicon Laboratories Inc*	1,602	225,353
Super Micro Computer Inc*	2,353	526,954
Synaptics Inc*	1,979	170,273
Teradata Corp*	5,166	242,079
Wolfspeed Inc*	6,331	304,141
Total Technology		8,123,828

Utilities (3.74%)
ALLETE Inc	2,880	171,562
Black Hills Corp	3,364	205,036
Essential Utilities Inc	11,853	482,891
Hawaiian Electric Industries Inc	5,499	197,469
IDACORP Inc	2,566	267,044
National Fuel Gas Co	4,642	236,324
New Jersey Resources Corp	4,867	235,806
NorthWestern Corp	2,732	154,604
OGE Energy Corp	10,251	361,655
ONE Gas Inc	2,719	220,076
Ormat Technologies Inc	2,357	200,581
PNM Resources Inc	4,449	204,298
Portland General Electric Co	4,484	218,505
Southwest Gas Holdings Inc	3,218	188,350
Spire Inc	2,739	176,857
UGI Corp	10,721	299,866
Total Utilities		3,820,924

Total Common Stock (Cost $76,466,878)		102,012,551

United States Treasury Bills (0.10%)
United States Treasury Bill	100,000	99,345

Total Investments (Cost $76,566,224) (99.93%)		$102,111,896
Other Net Assets (0.7%)		69,786
Net Assets (100.00%)		$102,181,682

* Non-income producing security.

(a) A portion of these securities, a total of $5,559,999, have been pledged or segregated in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments
5/31/2023

Security Description	Shares	Value
Common Stock (98.70%)

Basic Materials (4.78%)
AdvanSix Inc	1,501	$49,383
American Vanguard Corp	1,902	32,448
Arconic Corp*	5,781	167,129
ATI Inc*,(a)	7,050	243,789
Balchem Corp	1,750	216,353
Carpenter Technology Corp	2,804	127,890
Compass Minerals International Inc	1,858	58,954
Hawkins Inc	1,183	55,530
Haynes International Inc	687	29,830
HB Fuller Co	2,926	184,162
Innospec Inc	1,410	130,228
Kaiser Aluminum Corp	868	52,427
Koppers Holdings Inc	1,138	32,956
Livent Corp*,(a)	9,782	225,475
Mativ Holdings Inc	2,993	45,075
Mercer International Inc	2,519	21,815
Minerals Technologies Inc	1,767	98,263
Quaker Chemical Corp	776	147,293
Rogers Corp*	1,071	168,650
Stepan Co	1,241	114,110
Sylvamo Corp	1,740	68,591
Trinseo PLC	2,275	28,256
Total Basic Materials		2,298,607

Communications (4.32%)
A10 Networks Inc	3,745	55,763
ADTRAN Holdings Inc	3,950	35,195
AMC Networks Inc*	1,982	22,416
ATN International Inc	779	29,236
Cars.com Inc*	3,375	59,569
Clearfield Inc*	714	27,925
Cogent Communications Holdings Inc	2,434	149,740
Consolidated Communications Holdings Inc*	5,162	18,841
ePlus Inc*	1,533	75,715
The EW Scripps Co*	3,903	30,756
Extreme Networks Inc*	7,359	151,595
Gogo Inc*	4,207	63,315
Harmonic Inc*	5,985	105,396
HealthStream Inc	1,518	34,944
InterDigital Inc	1,533	127,300
Liquidity Services Inc*	1,307	19,775
Lumen Technologies Inc	52,497	103,944
NETGEAR Inc*	1,998	28,032
Perficient Inc*	1,886	144,222
QuinStreet Inc*	3,238	29,854
Scholastic Corp	1,686	71,621
Shenandoah Telecommunications Co	2,729	51,796
Shutterstock Inc	1,461	72,714
TechTarget Inc*	1,557	54,090
Telephone and Data Systems Inc	6,350	42,418
Thryv Holdings Inc*	1,075	25,048
Viasat Inc*	4,351	194,098
Viavi Solutions Inc*	12,806	126,011
Yelp Inc*	3,797	127,200
Total Communications		2,078,529

Consumer, Cyclical (15.52%)
Abercrombie & Fitch Co*	2,669	82,819
Academy Sports & Outdoors Inc(a)	4,257	208,423
Allegiant Travel Co*	873	85,109
American Axle & Manufacturing Holdings Inc*	6,241	42,127
American Eagle Outfitters Inc	9,495	96,564
America’s Car-Mart Inc*	397	32,367
Asbury Automotive Group Inc*,(a)	1,205	251,978
Big Lots Inc	1,911	9,593
BJ’s Restaurants Inc*	1,372	40,858
Bloomin’ Brands Inc	5,042	120,453
Boot Barn Holdings Inc*	1,698	114,819
Brinker International Inc*	2,400	87,792
The Buckle Inc	1,610	49,443
Caleres Inc	1,940	33,484
Cavco Industries Inc*	440	109,551
Century Communities Inc	1,540	97,990
The Cheesecake Factory Inc	2,724	85,343
Chico’s FAS Inc*	6,814	30,936
The Children’s Place Inc*	804	12,084
Chuy’s Holdings Inc*	1,025	37,761
Cinemark Holdings Inc*	5,839	93,482
Cracker Barrel Old Country Store Inc	1,264	123,897
Dave & Buster’s Entertainment Inc*	2,448	78,703

Designer Brands Inc	2,740	17,180
Dine Brands Global Inc	923	55,223
Dorman Products Inc*	1,611	132,183
Ethan Allen Interiors Inc	1,450	36,294
Genesco Inc*	894	16,119
Gentherm Inc*	1,891	103,929
G-III Apparel Group Ltd*	2,328	37,434
GMS Inc*	2,371	150,155
Golden Entertainment Inc*	1,277	53,813
Green Brick Partners Inc*	1,442	69,029
Group 1 Automotive Inc	794	177,467
Guess? Inc	1,794	34,463
Hanesbrands Inc	19,904	81,805
Hawaiian Holdings Inc*	3,036	24,318
Hibbett Inc	761	27,411
HNI Corp	2,445	62,348
Installed Building Products Inc	1,336	139,665
Interface Inc	4,184	28,995
iRobot Corp*	1,698	60,194
Jack in the Box Inc	1,122	97,120
Kontoor Brands Inc	2,689	105,301
La-Z-Boy Inc	2,350	62,792
LCI Industries	1,385	149,635
Leslie’s Inc*	8,731	82,770
LGI Homes Inc*	1,116	126,967
M/I Homes Inc*	1,612	113,920
MarineMax Inc*	1,369	38,839
MDC Holdings Inc	3,308	133,246
Meritage Homes Corp(a)	1,992	229,737
Methode Electronics Inc	2,056	88,511
MillerKnoll Inc	4,446	60,243
Monarch Casino & Resort Inc	723	46,915
Movado Group Inc	1,175	29,904
National Vision Holdings Inc*	4,647	117,337
Nu Skin Enterprises Inc	2,909	96,957
The ODP Corp*	2,372	95,022
OPENLANE Inc*	6,404	96,188
Oxford Industries Inc	879	87,847
Patrick Industries Inc	1,173	76,867
PC Connection Inc	791	35,571
PetMed Express Inc	1,445	21,429
PriceSmart Inc	1,370	99,298
Resideo Technologies Inc*	7,945	127,358
Ruth’s Hospitality Group Inc	1,944	41,660
Sally Beauty Holdings Inc*	6,114	68,844
ScanSource Inc*	1,608	46,246
Shake Shack Inc*	2,125	140,611
Shoe Carnival Inc	1,280	25,050
Signet Jewelers Ltd	2,475	157,138
Six Flags Entertainment Corp*	4,032	103,018
SkyWest Inc*	2,756	82,432
Sleep Number Corp*	1,501	27,228
Sonic Automotive Inc	982	40,694
Sonos Inc*	7,255	105,415
Standard Motor Products Inc	1,022	36,097
Steven Madden Ltd	3,988	124,465
Titan International Inc*	3,341	33,042
Tri Pointe Homes Inc*	5,749	167,928
UniFirst Corp	822	140,652
Urban Outfitters Inc*	3,413	105,189
Veritiv Corp	793	83,733
Vista Outdoor Inc*	3,082	82,074
Wabash National Corp	2,597	60,900
Winnebago Industries Inc	1,795	99,874
Wolverine World Wide Inc	4,486	60,023
World Fuel Services Corp	3,527	80,662
XPEL Inc*	1,041	71,694
Xperi Inc*	2,616	30,947
Total Consumer, Cyclical		7,468,991

Consumer, Non-Cyclical (19.34%)
The Aaron’s Co Inc	2,245	27,479
ABM Industries Inc	3,765	166,262
AdaptHealth Corp*	4,522	47,391
Addus HomeCare Corp*	877	79,062
Adtalem Global Education Inc*	2,476	102,754
Alarm.com Holdings Inc*	2,719	136,548
AMN Healthcare Services Inc*	2,361	224,201
Amphastar Pharmaceuticals Inc*	2,147	95,262
The Andersons Inc	1,695	66,122
AngioDynamics Inc*	2,422	22,912
ANI Pharmaceuticals Inc*	753	33,990
Arcus Biosciences Inc*	2,864	58,827
Arlo Technologies Inc*	5,260	50,864
Artivion Inc*	2,686	40,236
Avanos Medical Inc*	2,649	64,901
Avid Bioservices Inc*	3,394	52,437
B&G Foods Inc	4,291	54,968
BioLife Solutions Inc*	1,847	43,127
Calavo Growers Inc	1,095	35,401

Cal-Maine Foods Inc	2,229	105,989
Catalyst Pharmaceuticals Inc*	5,638	65,119
Central Garden & Pet Co*	702	25,483
Central Garden & Pet Co - Class A*	2,242	77,013
Certara Inc*	6,004	124,763
The Chefs’ Warehouse Inc*	1,825	56,776
Coherus Biosciences Inc*	4,320	17,669
CONMED Corp	1,660	201,358
Corcept Therapeutics Inc*	4,898	115,054
CoreCivic Inc*	6,264	53,996
CorVel Corp*	518	101,238
Cross Country Healthcare Inc*	1,930	49,215
Cutera Inc*	1,019	17,129
Cytek Biosciences Inc*	4,334	33,849
Cytokinetics Inc*	5,155	194,292
Deluxe Corp	2,788	42,433
Dynavax Technologies Corp*	6,464	73,884
Edgewell Personal Care Co	2,929	114,085
elf Beauty Inc*	2,547	264,939
Embecta Corp	3,116	86,220
Emergent BioSolutions Inc*	3,037	25,906
Enanta Pharmaceuticals Inc*	1,144	26,861
The Ensign Group Inc(a)	3,036	269,020
EVERTEC Inc	3,795	130,852
Forrester Research Inc*	760	21,812
Fresh Del Monte Produce Inc	1,961	51,692
Fulgent Genetics Inc*	1,246	49,553
The GEO Group Inc*	6,097	45,484
Glaukos Corp*	2,598	148,138
Green Dot Corp*	2,665	48,583
The Hain Celestial Group Inc*	2,548	31,111
Harmony Biosciences Holdings Inc*	1,410	48,758
Healthcare Services Group Inc	4,036	54,526
Heidrick & Struggles International Inc	1,373	33,295
Heska Corp*	554	66,330
Hostess Brands Inc*	7,294	181,475
Innoviva Inc*	3,421	46,149
Inogen Inc*	1,194	12,573
Integer Holdings Corp*	1,887	154,470
Inter Parfums Inc	1,016	127,610
Ironwood Pharmaceuticals Inc*	7,859	85,506
iTeos Therapeutics Inc*	1,290	21,001
J & J Snack Foods Corp	854	131,473
John B Sanfilippo & Son Inc	510	59,277
Kelly Services Inc	2,377	41,550
Korn Ferry	3,003	141,141
LeMaitre Vascular Inc	1,174	73,774
Ligand Pharmaceuticals Inc*	874	61,250
LiveRamp Holdings Inc*	3,686	89,717
Matthews International Corp	1,733	66,721
Medifast Inc	595	46,827
Merit Medical Systems Inc*,(a)	3,169	261,126
MGP Ingredients Inc	782	74,337
ModivCare Inc*	822	36,932
Monro Inc	1,788	73,970
Myriad Genetics Inc*	4,414	97,373
National Beverage Corp*	1,271	62,813
NeoGenomics Inc*	7,328	125,895
NuVasive Inc*	2,300	87,768
Orthofix Medical Inc*	1,364	25,493
Owens & Minor Inc*	4,502	91,436
Pacira BioSciences Inc*	2,499	95,037
Payoneer Global Inc*	11,786	48,912
Pediatrix Medical Group Inc*	4,667	62,071
Perdoceo Education Corp*	3,659	43,140
Prestige Consumer Healthcare Inc*	2,707	154,922
PROG Holdings Inc*	2,945	96,095
Quanex Building Products Corp	2,085	43,806
RadNet Inc*	2,656	76,865
REGENXBIO Inc*	1,997	34,408
Resources Connection Inc	2,156	32,944
Sabre Corp*	19,338	59,948
Select Medical Holdings Corp	5,932	162,359
The Simply Good Foods Co*	4,607	166,727
SpartanNash Co	2,264	51,846
Strategic Education Inc	1,267	99,979
Stride Inc*	2,333	94,277
Supernus Pharmaceuticals Inc*	2,945	97,597
Tandem Diabetes Care Inc*	3,663	95,201
Tootsie Roll Industries Inc	1,179	46,064
TreeHouse Foods Inc*	2,749	130,165
TrueBlue Inc*	2,078	34,370
uniQure NV*	2,283	44,039
United Natural Foods Inc*	3,259	87,048
Universal Corp	1,398	72,067
Upbound Group Inc	2,854	85,363
US Physical Therapy Inc	708	72,322
USANA Health Sciences Inc*	735	44,592
Vanda Pharmaceuticals Inc*	3,820	22,729
Varex Imaging Corp*	2,184	48,135

Vector Group Ltd	7,496	87,778
Vericel Corp*	2,572	82,613
Viad Corp*	1,286	29,861
Vir Biotechnology Inc*	4,133	110,227
WD-40 Co	774	146,789
Xencor Inc*	3,264	88,454
Total Consumer, Non-Cyclical		9,301,576

Energy (4.02%)
Archrock Inc	7,291	65,619
Bristow Group Inc*	1,489	36,406
Callon Petroleum Co*	2,785	85,305
Civitas Resources Inc	2,828	188,910
Comstock Resources Inc	2,610	24,325
CONSOL Energy Inc	1,779	95,995
Core Laboratories Inc	2,540	55,550
Dril-Quip Inc*	1,932	43,180
Green Plains Inc*	3,445	99,905
Helix Energy Solutions Group Inc*	7,775	48,827
Helmerich & Payne Inc	5,692	175,769
Nabors Industries Ltd*	420	35,154
NexTier Oilfield Solutions Inc*	4,548	34,292
Northern Oil and Gas Inc	3,000	89,730
NOW Inc*	5,519	49,064
Oceaneering International Inc*	5,903	90,375
Par Pacific Holdings Inc*	2,639	56,263
Patterson-UTI Energy Inc	12,535	122,091
ProPetro Holding Corp*	5,328	35,538
Ranger Oil Corp	964	35,427
REX American Resources Corp*	990	32,611
RPC Inc	3,687	24,519
SM Energy Co	6,996	183,925
SunCoke Energy Inc	5,463	37,094
Talos Energy Inc*	1,436	17,677
US Silica Holdings Inc*	4,697	53,217
Vital Energy Inc*	645	26,761
Warrior Met Coal Inc	2,814	92,243
Total Energy		1,935,772

Financial (21.69%)
Banks (7.37%)
Ameris Bancorp	3,839	121,159
Atlantic Union Bankshares Corp	4,256	108,783
BancFirst Corp	1,006	85,077
The Bancorp Inc*	3,287	101,437
BankUnited Inc	4,550	86,086
Banner Corp	1,948	84,290
Central Pacific Financial Corp	1,761	25,728
City Holding Co	809	69,728
Community Bank System Inc	3,061	151,336
Customers Bancorp Inc*	1,891	43,531
CVB Financial Corp	7,160	85,992
Dime Community Bancshares Inc	1,639	26,552
Eagle Bancorp Inc	2,012	40,099
FB Financial Corp	2,073	55,266
First Bancorp	2,219	66,792
First BanCorp/Puerto Rico	9,954	111,087
First Commonwealth Financial Corp	5,896	74,584
First Financial Bancorp	5,167	97,966
First Hawaiian Inc	6,939	114,424
Hanmi Financial Corp	1,915	27,576
Heritage Financial Corp	2,370	38,750
Hilltop Holdings Inc	2,700	79,704
HomeStreet Inc	1,321	6,922
Hope Bancorp Inc	7,571	60,719
Independent Bank Corp	2,486	109,732
Independent Bank Group Inc	2,083	69,510
Lakeland Financial Corp	1,444	72,532
National Bank Holdings Corp	1,877	56,179
NBT Bancorp Inc	2,334	78,306
OFG Bancorp	2,710	65,745
PacWest Bancorp	3,355	21,640
Park National Corp	824	81,370
Pathward Financial Inc	1,570	68,986
Preferred Bank	877	40,447
Renasant Corp	3,048	79,614
S&T Bancorp Inc	2,124	56,966
Seacoast Banking Corp of Florida	3,573	73,890
ServisFirst Bancshares Inc	2,785	112,236
Simmons First National Corp	7,238	117,762
Southside Bancshares Inc	1,707	45,236
Stellar Bancorp Inc	1,704	39,635
Tompkins Financial Corp	798	41,735
Triumph Financial Inc*	1,231	63,914
TrustCo Bank Corp NY	1,199	33,128
Trustmark Corp	3,474	72,537
United Community Banks Inc	6,247	141,245
Veritex Holdings Inc	3,196	55,195
Walker & Dunlop Inc	1,672	122,374
Westamerica BanCorp	1,692	64,008
		3,547,510

Diversified Financial Service (2.34%)
Avantax Inc*	2,268	47,991
B Riley Financial Inc	1,016	36,759
Bread Financial Holdings Inc	2,936	82,736
Brightsphere Investment Group Inc	1,760	37,822
Encore Capital Group Inc*	1,274	54,871
Enova International Inc*	1,852	86,155
EZCORP Inc*	3,353	27,964
Mr Cooper Group Inc*	3,775	174,632
Piper Sandler Cos	780	99,349
PRA Group Inc*	2,123	39,700
Radian Group Inc	8,556	218,520
StoneX Group Inc*	956	76,757
Virtus Investment Partners Inc	370	70,589
WisdomTree Inc	7,365	50,082
World Acceptance Corp*	182	20,237
		1,124,164
Insurance (2.50%)
Ambac Financial Group Inc*	2,813	39,185
American Equity Investment Life Holding Co	3,782	149,200
AMERISAFE Inc	1,043	53,256
Assured Guaranty Ltd	3,266	169,016
Employers Holdings Inc	1,481	53,553
Genworth Financial Inc*	26,990	144,397
Horace Mann Educators Corp	2,228	66,951
James River Group Holdings Ltd	2,043	39,103
NMI Holdings Inc*	4,761	119,739
Palomar Holdings Inc*	1,266	69,200
ProAssurance Corp	2,940	35,721
Safety Insurance Group Inc	874	63,645
SiriusPoint Ltd*	4,628	43,087
Stewart Information Services Corp	1,478	66,274
Trupanion Inc*	2,003	45,007
United Fire Group Inc	1,180	25,346
Universal Insurance Holdings Inc	1,564	22,443
		1,205,123
Real Estate (7.87%)
Acadia Realty Trust	5,770	74,260
Alexander & Baldwin Inc	3,949	72,346
American Assets Trust Inc	3,246	61,836
Anywhere Real Estate Inc*	5,964	36,201
Apollo Commercial Real Estate Finance Inc	7,080	71,437
Armada Hoffler Properties Inc	3,969	43,818
ARMOUR Residential REIT Inc	4,218	21,174
Brandywine Realty Trust	10,779	42,038
CareTrust REIT Inc	5,421	105,167
Centerspace	832	48,930
Chatham Lodging Trust	3,361	31,560
Community Healthcare Trust Inc	1,456	47,757
Cushman & Wakefield PLC*	9,565	75,850
DiamondRock Hospitality Co	11,928	93,635
Easterly Government Properties Inc	5,311	73,717
Ellington Financial Inc	3,507	43,978
Elme Communities	4,768	72,044
Essential Properties Realty Trust Inc	7,757	185,625
Four Corners Property Trust Inc	4,570	117,449
Franklin BSP Realty Trust Inc	3,736	50,399
Getty Realty Corp	2,449	83,927
Global Net Lease Inc	5,985	57,576
Innovative Industrial Properties Inc	1,523	100,670
Invesco Mortgage Capital Inc	2,004	21,242
JBG SMITH Properties	2,821	39,945
Kennedy-Wilson Holdings Inc	6,672	102,949
KKR Real Estate Finance Trust Inc	2,854	32,050
LTC Properties Inc	2,206	70,835
LXP Industrial Trust	15,021	155,317
Marcus & Millichap Inc	1,351	39,652
New York Mortgage Trust Inc	5,054	49,378
NexPoint Residential Trust Inc	1,238	50,808
Office Properties Income Trust	3,225	23,349
Orion Office REIT Inc	3,501	19,431
Outfront Media Inc	7,959	113,973
Pebblebrook Hotel Trust	3,747	50,809
PennyMac Mortgage Investment Trust	4,844	56,384
RE/MAX Holdings Inc	1,277	23,867
Ready Capital Corp	2,655	26,842
Redwood Trust Inc	7,449	44,098
Retail Opportunity Investments Corp	6,785	82,777
RPT Realty	4,644	43,282
Safehold Inc	1,980	51,124
Saul Centers Inc	843	28,502
Service Properties Trust	9,014	74,005
SITE Centers Corp	10,451	124,576
SL Green Realty Corp	1,835	42,444
The St Joe Co	1,843	85,718
Summit Hotel Properties Inc	6,976	45,693
Sunstone Hotel Investors Inc	11,987	118,312
Tanger Factory Outlet Centers Inc	5,685	115,803
Two Harbors Investment Corp	5,061	62,959

Uniti Group Inc	14,870	55,316
Universal Health Realty Income Trust	828	36,167
Urban Edge Properties	6,914	92,164
Urstadt Biddle Properties Inc	1,578	30,534
Veris Residential Inc*	4,317	69,763
Whitestone REIT	2,907	25,523
Xenia Hotels & Resorts Inc	6,202	72,253
		3,789,238
Savings&Loans (1.61%)
Axos Financial Inc*	2,909	110,018
Banc of California Inc	3,213	34,347
Berkshire Hills Bancorp Inc	2,527	51,677
Brookline Bancorp Inc	5,218	42,892
Capitol Federal Financial Inc	8,349	49,927
Northfield Bancorp Inc	2,687	27,488
Northwest Bancshares Inc	6,920	72,729
Pacific Premier Bancorp Inc	5,177	97,483
Provident Financial Services Inc	4,301	68,300
Washington Federal Inc	3,726	96,913
WSFS Financial Corp	3,627	121,287
		773,061

Total Financial		10,375,088

Industrial (17.70%)
AAON Inc	2,289	198,250
AAR Corp*	1,864	93,405
Advanced Energy Industries Inc	2,036	199,833
Aerojet Rocketdyne Holdings Inc*	4,130	225,002
AeroVironment Inc*	1,370	127,972
Alamo Group Inc	586	97,546
Albany International Corp	1,694	143,854
American Woodmark Corp*	905	53,848
Apogee Enterprises Inc	1,386	51,157
Applied Industrial Technologies Inc(a)	2,103	258,578
ArcBest Corp	1,380	115,616
Arcosa Inc	2,634	172,948
Astec Industries Inc	1,237	45,596
AZZ Inc	1,564	54,599
Badger Meter Inc	1,594	219,765
Barnes Group Inc	2,934	115,453
Benchmark Electronics Inc	2,194	51,800
Boise Cascade Co	2,149	154,341
Brady Corp	2,517	120,011
Clearwater Paper Corp*	913	27,746
Comfort Systems USA Inc(a)	1,948	288,265
CTS Corp	1,736	79,283
Dorian LPG Ltd	2,072	47,822
DXP Enterprises Inc*	1,147	36,670
Dycom Industries Inc*	1,683	170,707
Encore Wire Corp	999	163,506
Enerpac Tool Group Corp	3,348	85,106
EnPro Industries Inc	1,133	114,524
ESCO Technologies Inc	1,405	126,450
Fabrinet*	1,994	225,761
FARO Technologies Inc*	1,177	17,761
Federal Signal Corp	3,454	183,027
Forward Air Corp	1,448	140,847
Franklin Electric Co Inc	2,119	192,744
Frontdoor Inc*	4,642	143,113
Gibraltar Industries Inc*	1,824	95,395
Granite Construction Inc	2,491	90,149
The Greenbrier Cos Inc	1,786	48,526
Griffon Corp	2,585	81,479
Harsco Corp*	4,329	36,623
Heartland Express Inc	2,909	45,380
Hillenbrand Inc	3,780	181,327
Hub Group Inc*	1,779	130,863
Ichor Holdings Ltd*	1,611	48,813
Insteel Industries Inc	1,310	39,208
Itron Inc*	2,573	174,269
John Bean Technologies Corp	1,815	193,497
Kaman Corp	1,860	38,651
Kennametal Inc	4,587	114,308
Knowles Corp*	5,197	93,442
Lindsay Corp	599	70,562
Marten Transport Ltd	3,137	66,348
Masterbrand Inc*	6,986	72,515
Materion Corp	1,169	117,297
Matson Inc	2,058	140,623
Mesa Laboratories Inc	287	37,164
Moog Inc	1,636	159,036
Mueller Industries Inc	3,098	230,057
Myers Industries Inc	1,988	37,176
MYR Group Inc*	945	120,488
NV5 Global Inc*	742	67,240
O-I Glass Inc*	8,409	174,234
OSI Systems Inc*	892	106,157
PGT Innovations Inc*	3,418	85,006
Plexus Corp*	1,509	136,836

Proto Labs Inc*	1,477	45,433
RXO Inc*	5,000	104,350
Sanmina Corp*	3,179	168,614
SPX Technologies Inc*	2,574	196,551
Standex International Corp	680	92,609
Sturm Ruger & Co Inc	962	49,601
Tennant Co	1,059	77,413
TimkenSteel Corp*	2,156	36,717
Trinity Industries Inc	4,405	93,166
TTM Technologies Inc*	5,568	76,282
Total Industrial		8,516,318

Technology (8.93%)
3D Systems Corp*	7,145	58,589
8x8 Inc*	6,972	28,446
Adeia Inc	6,541	64,167
Agilysys Inc*	1,085	80,659
Alpha & Omega Semiconductor Ltd*	1,334	36,938
Apollo Medical Holdings Inc*	2,142	67,730
Avid Technology Inc*	946	22,704
Axcelis Technologies Inc*	1,785	281,227
Cerence Inc*	2,459	70,131
CEVA Inc*	1,480	37,030
Cohu Inc*	2,793	107,084
Computer Programs and Systems Inc*	894	21,331
Consensus Cloud Solutions Inc*	1,021	37,215
Corsair Gaming Inc*	2,073	40,880
CSG Systems International Inc	1,713	82,190
Digi International Inc*	2,028	72,907
Digital Turbine Inc*	5,553	50,754
Diodes Inc*	2,478	222,624
Donnelley Financial Solutions Inc*	1,425	63,199
DoubleVerify Holdings Inc*	3,200	111,584
Ebix Inc	1,594	31,752
FormFactor Inc*	4,388	137,301
Insight Enterprises Inc*	1,650	223,113
Kulicke & Soffa Industries Inc	3,088	163,293
LivePerson Inc*	4,137	15,224
MaxLinear Inc*	3,947	115,292
NetScout Systems Inc*	3,672	112,069
NextGen Healthcare Inc*	2,913	45,355
Onto Innovation Inc*,(a)	2,697	289,523
PDF Solutions Inc*	1,682	71,065
Photronics Inc*	3,363	71,396
Pitney Bowes Inc	9,991	33,170
Progress Software Corp	2,469	148,140
Rambus Inc*,(a)	5,855	374,486
Semtech Corp*	3,734	81,177
Simulations Plus Inc	871	38,489
SMART Global Holdings Inc*	2,976	67,198
SPS Commerce Inc*,(a)	1,963	305,835
TTEC Holdings Inc	1,178	37,366
Ultra Clean Holdings Inc*	2,695	92,385
Veeco Instruments Inc*	3,181	77,648
Veradigm Inc*	6,429	75,734
Verra Mobility Corp*	7,593	133,865
Total Technology		4,298,265

Utilities (2.40%)
American States Water Co	2,105	186,966
Avista Corp	4,203	173,794
California Water Service Group	2,986	169,933
Chesapeake Utilities Corp	1,010	128,977
Middlesex Water Co	961	78,187
Northwest Natural Holding Co	2,034	86,852
Otter Tail Corp	2,268	168,308
SJW Group	1,520	116,326
Unitil Corp	873	45,998
Total Utilities		1,155,341

Total Common Stock (Cost $38,102,573)		47,492,488

United States Treasury Bills (1.24%)
United States Treasury Bill	600,000	596,069

Right (0.00%)
OmniAb Operations Inc - 15*,(b)	401	—
OmniAb Operations Inc - 12.5*,(b)	401	—
Total Rights		—

Total Investments (Cost $38,698,642) (99.94%)		$48,088,557
Other Net Assets (0.06%)		28,247
Net Assets (100.00%)		$48,116,804

* Non-income producing security.

(a) A portion of these securities, a total of $3,206,241, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at May 31, 2023:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Depreciation
6 / Jun 2023 / Long / CME	$528,735	$525,540	$(3,195)

SHELTON SUSTAINABLE EQUITY FUND
Portfolio of Investments
5/31/2023

Security Description	Shares	Value
Common Stock (97.20%)

Consumer, Cyclical (5.52%)
Tesla Inc*	51,550	$10,512,592

Consumer, Non-Cyclical (15.12%)
Bunge Ltd	104,000	9,634,560
Danaher Corp	30,000	6,888,600
Darling Ingredients Inc*	160,000	10,140,800
Moderna Inc*	16,720	2,135,311
Total Consumer, Non-Cyclical		28,799,271

Energy (15.19%)
Enphase Energy Inc*	33,200	5,772,816
First Solar Inc*	37,322	7,574,873
Green Plains Inc*	100,000	2,900,000
Shoals Technologies Group Inc*	200,000	4,698,000
SolarEdge Technologies Inc*	13,135	3,741,242
SunPower Corp*	400,536	4,245,682
Total Energy		28,932,613

Financial (5.15%)
Alexandria Real Estate Equities Inc	26,400	2,995,344
Hannon Armstrong Sustainable Infrastructure Capital Inc	264,500	6,223,685
Vornado Realty Trust	42,900	581,724
Total Financial		9,800,753

Industrial (45.99%)
ABB Ltd	133,500	4,866,075
Accelleron Industries AG	4,875	116,513
Advanced Energy Industries Inc	52,700	5,172,505
AECOM	115,000	8,975,750
Ag Growth International Inc	165,000	6,093,961
Deere & Co	24,000	8,303,520
Energy Recovery Inc*	270,000	6,428,700
Gibraltar Industries Inc*	150,000	7,845,000
Schneider Electric SE	40,000	6,897,082
Siemens AG	40,000	6,555,092
The Timken Co	116,000	8,299,800
Valmont Industries Inc	31,000	8,130,370
Xylem Inc	99,000	9,919,800
Total Industrial		87,604,168

Utilities (10.23%)
Brookfield Renewable Corp	266,700	8,955,786
NextEra Energy Inc	60,000	4,407,600
Ormat Technologies Inc	72,000	6,127,200
Total Utilities		19,490,586

Total Common Stock (Cost $169,525,214)		185,139,983

United States Treasury Bills (2.71%)
United States Treasury Bill	5,200,000	5,165,920

Total Investments (Cost $174,691,134) (99.91%)		$190,305,903
Other Net Assets (0.09%)		163,506
Net Assets (100.00%)		$190,469,409

* Non-income producing security.

THE UNITED STATES TREASURY TRUST
Portfolio of Investments
5/31/2023

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (99.93%)
06/15/2023	$2,000,000	$1,996,489
06/29/2023	1,000,000	996,416
07/11/2023	3,800,000	3,779,828
07/13/2023	4,000,000	3,976,879
07/18/2023	4,200,000	4,172,446
07/20/2023	4,200,000	4,171,502
07/27/2023	1,000,000	992,032
08/01/2023	1,800,000	1,785,188
08/08/2023	2,400,000	2,377,827
Total United States Treasury Bills, DN (Cost $24,248,607)		24,248,607

Total Investments (Cost $24,248,607) (99.93%)		$24,248,607
Other Net Assets (0.07%)		17,246
Net Assets (100.00%)		$24,265,853

(a) Discount Note. Yield to maturity is between 5.09% - 5.29%.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments
5/31/2023

Security Description	Par Value	Value

Government National Mortgage Association (1.90%)
3.500%, 11/20/2044	$100,096	$94,268
5.000%, 03/15/2038	80,016	80,978
5.500%, 01/15/2025	5,873	5,973
5.500%, 04/15/2036	55,780	56,820
6.000%, 01/15/2026	34,470	35,926
6.000%, 06/15/2038	22,932	23,927
Total Government National Mortgage Association (Cost $301,978)		297,892

United States Treasury Bonds (14.20%)
3.125%, 08/15/2044	1,600,000	1,390,750
6.000%, 02/15/2026	800,000	838,781
Total United States Treasury Bonds (Cost $2,304,959)		2,229,531

United States Treasury Notes (48.67%)
2.000%, 02/15/2025	2,100,000	2,011,693
2.125%, 02/29/2024	1,400,000	1,367,565
2.125%, 05/15/2025	1,200,000	1,148,461
2.375%, 04/30/2026	800,000	763,531
2.500%, 08/15/2023	1,700,000	1,689,811
2.875%, 08/15/2045	800,000	662,438
Total United States Treasury Notes (Cost $7,816,591)		7,643,499

United States Treasury Bills (34.15%)
0.000%, 07/20/2023	500,000	496,541
0.375%, 08/15/2024	500,000	473,301
1.500%, 02/29/2024	1,000,000	972,457
2.000%, 11/15/2041	2,000,000	1,468,945
2.250%, 05/15/2041	1,200,000	927,633
4.000%, 11/15/2052	1,000,000	1,025,156
Total United States Treasury Bills (Cost $5,379,570)		5,364,033

Total Investments (Cost $15,803,098) (98.92%)		$15,534,955
Other Net Assets (1.08%)		169,966
Net Assets (100.00%)		$15,704,921